Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Diversified Municipal Portfolio

December 31, 2025 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 96.4%
Long-Term Municipal Bonds – 87.7%
Alabama – 3.4%
Alabama Highway Authority (Alabama Highway Authority) AG Series 2025 5.00%, 09/01/2044	$	4,000	$4,335,801
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055		12,000	12,829,441
Series 2025-E 5.00%, 12/01/2055		2,805	2,999,655
Black Belt Energy Gas District (Citadel LP) Series 2025-C 5.50%, 11/01/2056(a)		3,500	3,709,269
Black Belt Energy Gas District (Forethought Life Insurance) Series 2025-B 5.00%, 10/01/2035		1,000	1,030,013
Black Belt Energy Gas District (Goldman Sachs Group) Series 2023-D 4.369% (SOFR + 1.85%), 06/01/2049(b)		5,000	5,102,474
5.50%, 06/01/2049		11,435	12,064,284
Series 2024-B 5.00%, 10/01/2055		3,615	3,887,315
Series 2025-G 5.00%, 10/01/2035		2,920	3,091,995
Black Belt Energy Gas District (Morgan Stanley) Series 2022-C 5.25%, 02/01/2053		2,830	2,987,923
Black Belt Energy Gas District (Pacific Life Insurance) Series 2024-C 5.00%, 05/01/2055		3,100	3,323,698
County of Jefferson AL (County of Jefferson AL Sales & Use Tax Revenue) Series 2017 5.00%, 09/15/2027		4,965	5,095,256
Energy Southeast A Cooperative District (Goldman Sachs Group) Series 2025-A 5.00%, 11/01/2035		1,670	1,769,418
Energy Southeast A Cooperative District (Morgan Stanley) Series 2023-B 4.719% (SOFR + 2.20%), 04/01/2054(b)		10,000	10,195,777
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2021 4.00%, 02/01/2039		1,000	985,573
4.00%, 02/01/2040		2,680	2,601,797

	Principal Amount (000)		U.S. $ Value

Southeast Alabama Gas Supply District (The) (Pacific Life Insurance) Series 2024-A 5.00%, 08/01/2054	$	10,000	$10,735,084
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056		4,920	5,126,272
Southeast Energy Authority A Cooperative District (BP PLC) Series 2025-F 5.25%, 11/01/2055		8,685	9,548,750
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035		3,140	3,334,079
Southeast Energy Authority A Cooperative District (JPMorgan Chase & Co.) Series 2025-E 5.00%, 10/01/2030		10,000	10,743,448
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051		44,385	44,833,755
Southeast Energy Authority A Cooperative District (New York Life Insurance) Series 2025 5.00%, 09/01/2035		2,320	2,516,992
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054		7,000	7,401,633
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 01/01/2054		13,025	13,724,162

			183,973,864

American Samoa – 0.0%
American Samoa Economic Development Authority (American Samoa Economic Development Authority) Series 2025-A 5.00%, 09/01/2033(a)		1,000	1,060,475
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(a)		1,225	1,278,148

			2,338,623

Arizona – 2.0%
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2020 5.00%, 11/01/2034		1,000	1,068,176

	Principal Amount (000)		U.S. $ Value

Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.50%, 07/01/2026(c) (d) (e)	$	2,000	$47,000
Arizona Sports & Tourism Authority (Arizona Sports & Tourism Authority) BAM Series 2022 5.00%, 07/01/2027		5,370	5,561,839
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2052		16,530	16,844,799
Series 2024 4.00%, 06/01/2049		12,580	12,753,568
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.062%, 07/01/2029		2,900	2,720,424
2.542%, 07/01/2033		5,000	4,394,018
2.642%, 07/01/2034		10,000	8,657,804
City of Phoenix Civic Improvement Corp. (City of Phoenix AZ Water System Revenue) Series 2020 5.00%, 07/01/2030		600	665,571
5.00%, 07/01/2031		850	942,707
5.00%, 07/01/2032		825	912,163
Series 2020-A 5.00%, 07/01/2030		500	554,642
5.00%, 07/01/2031		650	720,894
5.00%, 07/01/2032		400	442,261
5.00%, 07/01/2033		490	539,902
Series 2021-A 5.00%, 07/01/2039		1,720	1,871,468
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.071%, 07/01/2032		5,000	4,383,396
2.171%, 07/01/2033		5,000	4,300,087
Gilbert Water Resource Municipal Property Corp. (Town of Gilbert AZ Waterworks & Sewer System Revenue) Series 2022 5.00%, 07/15/2037		1,805	2,008,455
5.00%, 07/15/2038		5,500	6,086,764
Industrial Development Authority of the City of Phoenix Arizona (The) (Brooks West Rehabilitation Services I) Series 2024 5.00%, 10/31/2044		13,000	13,601,787
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2024-D 5.00%, 12/01/2039		1,000	1,087,952
Salt River Project Agricultural Improvement & Power District (Salt River Project Agricultural Improvement & Power District) Series 2016-A 5.00%, 01/01/2030		3,000	3,074,240

		Principal Amount (000)	U.S. $ Value

Sierra Vista Industrial Development Authority (American Leadership Academy) Series 2024 5.00%, 06/15/2034(a)	$	1,250	$1,282,802
State of Arizona Lottery Revenue (Prerefunded - US Treasuries) Series 2019 5.00%, 07/01/2027		5,500	5,694,264
Yuma Industrial Development Authority (Yuma Regional Medical Center Obligated Group) AG Series 2024 5.25%, 08/01/2042		2,125	2,334,594
5.25%, 08/01/2043		2,750	2,988,542

			105,540,119

Arkansas – 0.1%
Arkansas Development Finance Authority (Hybar LLC) Series 2024 7.375%, 07/01/2048(a)		1,900	2,059,063
Arkansas Development Finance Authority (Weyerhaeuser Co.) Series 2025-C 3.875%, 10/15/2065		1,500	1,501,337
City of Fayetteville AR Sales & Use Tax Revenue (City of Fayetteville AR Sales & Use Tax Revenue) Series 2022 2.875%, 11/01/2032		2,005	1,999,215

			5,559,615

California – 9.0%
California Community Choice Financing Authority (American General Life Insurance) Series 2024C 5.00%, 08/01/2055		2,500	2,648,405
California Community Choice Financing Authority (Apollo Global Management) Series 2025-A 5.00%, 01/01/2056		1,500	1,580,290
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2024G 5.00%, 11/01/2055		1,175	1,222,566
California Community Choice Financing Authority (Bank of Nova Scotia (The)) Series 2025E 5.00%, 10/01/2056		6,635	7,235,172
California Community Choice Financing Authority (Canadian Imperial Bank of Commerce) Series 2025F 5.00%, 11/01/2033		2,955	3,212,360
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054		10,000	10,625,413

	Principal Amount (000)		U.S. $ Value

California Community Choice Financing Authority (Goldman Sachs Group) Series 2023 5.25%, 11/01/2054	$	11,115	$11,807,198
California Community Choice Financing Authority (Morgan Stanley) Series 2023 4.149% (SOFR + 1.63%), 07/01/2053(b)		5,000	5,021,177
4.189% (SOFR + 1.67%), 02/01/2054(b)		5,000	5,022,070
Series 2024-E 5.00%, 02/01/2055		1,400	1,502,071
California Community Choice Financing Authority (New York Life Insurance) Series 2024H 5.00%, 01/01/2056		1,360	1,488,269
Series 2025G 5.00%, 12/01/2035		3,000	3,291,901
California Community Choice Financing Authority (Pacific Life Insurance) Series 2025B 5.00%, 03/01/2056		3,840	4,179,332
California Community Choice Financing Authority (Royal Bank of Canada) Series 2024D 5.00%, 02/01/2055		8,015	8,700,201
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(a)		18,035	13,836,048
California Health Facilities Financing Authority (Adventist Health System/West Obligated Group) Series 2025 5.00%, 12/01/2032		4,650	5,162,313
California Housing Finance Agency (CAHFA 2019-2) Series 2019-2, Class A 4.00%, 03/20/2033		9,408	9,640,362
California Housing Finance Agency (CAHFA 2021-1) Series 2021-1, Class A 3.50%, 11/20/2035		3,240	3,209,814
California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class A 3.75%, 03/25/2035		15,534	15,728,862
Series 2021-2, Class X 0.825%, 03/25/2035(f)		9,415	363,059
California Housing Finance Agency (CAHFA 2021-3) Series 2021-3, Class A 3.25%, 08/20/2036		3,738	3,584,524
Series 2021-3, Class X 0.769%, 08/20/2036(f)		7,639	333,355
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 3.50%, 01/01/2065(a)		20,000	20,000,094

	Principal Amount (000)		U.S. $ Value

California State University (California State University) Series 2021-B 2.374%, 11/01/2035	$	5,000	$4,169,061
California Statewide Communities Development Authority (CHF-Irvine LLC) Series 2016 5.00%, 05/15/2040		1,000	1,003,659
Central Valley Energy Authority (Pacific Life Insurance) Series 2025 5.00%, 12/01/2055		8,000	8,714,356
City of Los Angeles CA Wastewater System Revenue (City of Los Angeles CA Wastewater System Revenue) Series 2025-C 5.00%, 06/01/2042		1,500	1,692,931
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2023 5.00%, 05/15/2030		10,420	11,326,387
Series 2025 5.25%, 05/15/2044		4,015	4,310,549
CMFA Special Finance Agency VIII Elan Huntington Beach (CMFA Special Finance Agency VIII Elan Huntington Beach) Series 2021 4.00%, 08/01/2047(a)		870	793,969
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.60%, 05/01/2047(a)		13,250	10,886,281
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(a)		5,500	4,432,458
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 3.50%, 10/01/2046(a)		12,755	11,089,538
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(a)		7,000	5,752,544
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(a)		3,000	2,554,444

	Principal Amount (000)		U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(a)	$	6,545	$5,058,075
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050		6,555	5,990,953
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue) Series 2021-A 4.00%, 06/01/2037		6,165	6,465,556
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2022 5.00%, 07/01/2028		1,600	1,689,571
Series 2022-C 5.00%, 07/01/2038		1,000	1,092,162
5.00%, 07/01/2042		1,400	1,482,325
Series 2023-A 5.00%, 07/01/2029		3,080	3,323,451
Series 2023-E 5.00%, 07/01/2038		2,005	2,230,613
Series 2024-A 5.00%, 07/01/2040		2,680	2,948,846
Series 2024-B 5.00%, 07/01/2036		2,000	2,267,378
5.00%, 07/01/2037		4,000	4,499,718
5.00%, 07/01/2039		4,640	5,164,185
Series 2024-C 5.00%, 07/01/2041		2,000	2,173,807
Series 2024-D 5.00%, 07/01/2043		7,165	7,662,891
Series 2024-E 5.00%, 07/01/2039		4,530	5,069,430
BAM Series 2025-A 5.25%, 07/01/2044		2,250	2,441,814
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue)
Series 2016-B 5.00%, 07/01/2042		1,075	1,075,328
Series 2020-B 5.00%, 07/01/2039		2,000	2,134,449
5.00%, 07/01/2045		3,040	3,128,144
Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2021-B 5.00%, 07/01/2040		2,075	2,211,840
Series 2022-D 5.00%, 07/01/2041		1,140	1,222,649
Series 2023-A 5.00%, 07/01/2041		1,285	1,390,615

	Principal Amount (000)		U.S. $ Value

Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.286% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(b)	$	15,000	$14,115,252
San Diego County Regional Airport Authority (San Diego County Regional Airport Authority) Series 2023 5.00%, 07/01/2042		20,735	21,941,205
Series 2025 5.25%, 07/01/2041		1,600	1,765,656
5.25%, 07/01/2045		1,550	1,648,371
San Francisco Intl Airport (San Francisco Intl Airport) Series 2020-E 5.00%, 05/01/2037		9,645	10,210,531
Series 2023-E 5.00%, 05/01/2029		8,360	8,912,481
5.00%, 05/01/2030		5,000	5,418,648
5.00%, 05/01/2033		2,500	2,810,003
5.25%, 05/01/2034		22,275	25,383,057
5.25%, 05/01/2035		10,870	12,322,356
Series 2024 5.00%, 05/01/2038		7,000	7,688,944
5.25%, 05/01/2042		10,000	10,810,548
Series 2025-D 5.00%, 05/01/2031		2,000	2,199,678
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056		2,990	3,375,671
Southern California Public Power Authority (American General Life Insurance) Series 2024-A 5.00%, 04/01/2055		7,000	7,435,478
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.00%, 07/01/2034		1,315	1,503,814
5.00%, 07/01/2036		2,335	2,629,816
5.00%, 07/01/2039		6,485	7,177,335
5.00%, 07/01/2041		2,355	2,550,160
Series 2024 5.00%, 07/01/2042		1,000	1,079,577
5.00%, 07/01/2044		1,000	1,059,826
State of California (State of California) Series 2023 5.00%, 09/01/2037		10,000	11,451,286
5.00%, 09/01/2043		10,000	10,889,923
5.10%, 03/01/2029		2,000	2,079,525
6.00%, 03/01/2033		1,000	1,105,990

	Principal Amount (000)		U.S. $ Value

University of California (University of California) Series 2023-B 5.00%, 05/15/2043	$	5,000	$5,413,618
Series 2025-C 5.00%, 05/15/2036		11,000	13,148,440
5.25%, 05/15/2040		3,500	4,276,644
5.50%, 05/15/2040		2,000	2,372,021
Yucaipa Valley Water District Financing Authority (Yucaipa Valley Water District Water & Sewer Revenue)
Series 2024-A 5.00%, 06/01/2026		3,000	3,011,614

			482,632,301

Colorado – 1.9%
City & County of Denver CO Airport System Revenue (City & County of Denver CO Airport System Revenue) Series 2022-A 5.00%, 11/15/2034		2,000	2,213,014
Series 2023-B 5.00%, 11/15/2029		3,250	3,496,301
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2026		16,080	16,389,075
5.00%, 12/01/2028		16,105	17,029,332
5.00%, 12/01/2029		9,560	10,072,177
Colorado Educational & Cultural Facilities Authority (Ascent Classical Academy Charter Schools) Series 2024 4.75%, 04/01/2034(a)		2,100	2,143,143
Colorado Health Facilities Authority (CommonSpirit Health Obligated Group) Series 2019-A 5.00%, 08/01/2030		3,000	3,207,192
Series 2025 5.00%, 09/01/2035		3,300	3,761,833
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2027		2,280	2,373,123
Colorado Housing & Finance Authority (Albion Apartments LLLP) Series 2025 3.375%, 07/01/2044		3,250	3,272,189
E-470 Public Highway Authority (E-470 Public Highway Authority) Series 2024-B 3.276% (SOFR + 0.75%), 09/01/2039(b)		5,200	5,190,600
Johnstown Plaza Metropolitan District (Johnstown Plaza Metropolitan District) Series 2022 4.25%, 12/01/2046		1,931	1,783,358
Platte River Metropolitan District (Platte River Metropolitan District) Series 2023-A 6.50%, 08/01/2053(a)		1,103	1,123,958

	Principal Amount (000)		U.S. $ Value

Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado (Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado) Series 2025-A 5.00%, 04/01/2035(a)	$	10,000	$10,953,440
State of Colorado (State of Colorado COP) Series 2018-A 5.00%, 12/15/2027		4,000	4,191,047
Series 2022 6.00%, 12/15/2041		11,000	12,650,978
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 5.80%, 12/01/2032		1,630	1,717,874
Vauxmont Metropolitan District (Vauxmont Metropolitan District) AG Series 2019 3.25%, 12/15/2050		469	401,686
5.00%, 12/15/2026		270	275,342
AG Series 2020 5.00%, 12/01/2027		305	316,829
5.00%, 12/01/2030		385	415,980
5.00%, 12/01/2033		285	304,981
5.00%, 12/01/2050		300	303,120

			103,586,572

Connecticut – 2.2%
City of Bridgeport CT (City of Bridgeport CT) Series 2017-A 5.00%, 11/01/2028		1,000	1,042,693
Series 2017-B 5.00%, 08/15/2026		4,500	4,563,868
5.00%, 08/15/2027		6,610	6,852,717
Series 2017-C 5.00%, 08/15/2026		2,480	2,515,198
5.00%, 08/15/2027		2,605	2,700,655
5.00%, 08/15/2028		1,620	1,681,470
City of Bridgeport CT (Prerefunded - US Treasuries) Series 2017-B 5.00%, 08/15/2027		755	784,443
Connecticut State Health & Educational Facilities Authority (Stamford Hospital Obligated Group) Series 2022 4.00%, 07/01/2037		1,980	1,988,116
Connecticut State Health & Educational Facilities Authority (University of New Haven) Series 2018-K1 5.00%, 07/01/2026		1,000	1,005,214
5.00%, 07/01/2027		1,100	1,121,368
5.00%, 07/01/2028		1,100	1,132,255
5.00%, 07/01/2029		1,200	1,234,548
5.00%, 07/01/2037		1,500	1,519,051

	Principal Amount (000)		U.S. $ Value

Connecticut State Health & Educational Facilities Authority (Yale University) Series 2023-A 2.80%, 07/01/2048	$	19,535	$19,534,617
State of Connecticut (State of Connecticut) Series 2016-A 5.00%, 03/15/2029		14,500	14,569,632
Series 2018-C 5.00%, 06/15/2026		5,500	5,561,631
Series 2020-A 5.00%, 01/15/2040		2,565	2,712,337
Series 2022-E 5.00%, 11/15/2026		3,510	3,586,032
Series 2025-D 5.00%, 08/15/2029		7,000	7,614,996
State of Connecticut Special Tax Revenue (State of Connecticut Special Tax Revenue) Series 2021-A 5.00%, 05/01/2041		2,840	3,030,173
Series 2021-D 4.00%, 11/01/2039		1,060	1,078,704
Series 2023-A 5.25%, 07/01/2042		10,000	11,051,809
Town of Stratford CT (Town of Stratford CT) BAM Series 2019 5.00%, 01/01/2030		2,035	2,084,557
5.00%, 01/01/2031		3,890	3,984,589
5.00%, 01/01/2032		3,890	3,983,200
5.00%, 01/01/2033		3,555	3,636,414
University of Connecticut (University of Connecticut) Series 2022-A 5.00%, 05/01/2040		7,065	7,665,841

			118,236,128

Delaware – 0.0%
Delaware State Economic Development Authority (Newark Charter School) Series 2020 4.00%, 09/01/2030		575	581,813
5.00%, 09/01/2050		1,000	991,905

			1,573,718

District of Columbia – 1.2%
District of Columbia Income Tax Revenue (District of Columbia Income Tax Revenue) Series 2024-A 5.00%, 10/01/2035		10,000	11,634,566
Series 2025-A 5.00%, 06/01/2044		9,000	9,686,731

	Principal Amount (000)		U.S. $ Value

Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2024-A 5.00%, 10/01/2033	$	17,600	$19,834,172
5.00%, 10/01/2034		3,100	3,460,394
5.00%, 10/01/2036		8,500	9,358,622
5.00%, 10/01/2040		1,675	1,791,505
5.00%, 10/01/2044		2,000	2,073,000
Series 2025-A 5.00%, 10/01/2035		4,200	4,759,212
5.00%, 10/01/2036		2,980	3,346,497

			65,944,699

Florida – 4.8%
Capital Trust Authority (Shands Teaching Hospital & Clinics Obligated Group) Series 2025-A 5.00%, 12/01/2032		5,500	6,163,052
City of Lakeland FL (Lakeland Regional Health Systems Obligated Group) Series 2024 5.00%, 11/15/2043		2,420	2,569,469
5.00%, 11/15/2044		2,000	2,101,925
City of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group) Series 2017 5.00%, 08/15/2031		5,000	5,175,834
Series 2025 5.00%, 08/15/2035		8,350	9,614,046
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2034		650	470,305
Zero Coupon, 09/01/2035		650	448,169
County of Broward FL Airport System Revenue (County of Broward FL Airport System Revenue) Series 2019-C 2.384%, 10/01/2026		1,250	1,236,922
County of Broward FL Convention Center Hotel Revenue (County of Broward FL Convention Center Hotel Revenue) Series 2022 5.00%, 01/01/2035		2,685	2,990,538
County of Broward FL Port Facilities Revenue (County of Broward FL Port Facilities Revenue) Series 2019-B 5.00%, 09/01/2032		2,610	2,750,985
County of Lee FL Airport Revenue (County of Lee FL Airport Revenue) Series 2024 5.25%, 10/01/2040		2,460	2,694,777
County of Miami-Dade FL (County of Miami-Dade FL) Series 2025 5.00%, 07/01/2028		2,110	2,235,890

	Principal Amount (000)		U.S. $ Value

County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2024-A 5.00%, 10/01/2027	$	4,650	$4,810,114
5.00%, 10/01/2033		2,000	2,233,477
5.00%, 10/01/2034		6,390	7,164,226
5.00%, 10/01/2035		30,845	34,268,693
5.00%, 10/01/2036		3,170	3,492,994
County of Miami-Dade FL Water & Sewer System Revenue (County of Miami-Dade FL Water & Sewer System Revenue) Series 2021 4.00%, 10/01/2038		2,490	2,553,434
County of Miami-Dade Seaport Department (County of Miami-Dade Seaport Dept.) Series 2023-A 5.00%, 10/01/2029		5,500	5,859,164
5.00%, 10/01/2038		2,535	2,704,082
County of Osceola FL Transportation Revenue (County of Osceola FL Transportation Revenue) Series 2020-A Zero Coupon, 10/01/2030		735	612,977
Zero Coupon, 10/01/2031		905	723,665
Zero Coupon, 10/01/2032		500	382,813
Zero Coupon, 10/01/2033		1,210	884,925
Zero Coupon, 10/01/2034		1,260	879,224
County of Palm Beach FL (Palm Beach Atlantic University) Series 2025 5.50%, 10/01/2045(a)		1,000	1,020,384
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023 5.00%, 07/01/2030(a)		25,000	26,936,558
Florida Development Finance Corp. (Brightline Trains Florida) AG Series 2024 5.00%, 07/01/2044		14,420	14,151,394
Florida Development Finance Corp. (GFL Solid Waste Southeast) Series 2024 4.375%, 10/01/2054(a)		2,000	2,023,231
Florida Development Finance Corp. (Mayflower Retirement Center Obligated Group) Series 2020 5.125%, 06/01/2040(a)		3,675	3,715,563
Florida Development Finance Corp. (Renaissance Charter School Series 2025 Obligated Group) Series 2025 6.00%, 06/15/2045(a)		2,250	2,331,450
Florida Development Finance Corp. (Renaissance Charter School) Series 2023 6.50%, 06/15/2038(a)		2,000	2,151,745
6.625%, 06/15/2043(a)		2,195	2,341,248

	Principal Amount (000)		U.S. $ Value

Florida Local Government Finance Commission (BridgePrep Academy Series 2025 Obligated Group) Series 2025 6.00%, 06/15/2045(a)	$	1,365	$1,400,100
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2021 1.425%, 10/01/2026		3,000	2,946,785
Series 2025 5.00%, 10/01/2027		1,200	1,247,381
Florida State Board of Governors (Florida State University Athletics Association) BAM Series 2024-A 5.00%, 10/01/2043		10,000	10,665,281
Greater Orlando Aviation Authority (Greater Orlando Aviation Authority) Series 2019-A 5.00%, 10/01/2044		2,870	2,914,127
Series 2024 5.00%, 10/01/2034		4,285	4,846,109
5.00%, 10/01/2035		2,000	2,250,858
5.00%, 10/01/2036		1,235	1,373,555
Greater Orlando Aviation Authority (Prerefunded - US Treasuries) Series 2017-A 5.00%, 10/01/2029		3,000	3,108,183
5.00%, 10/01/2030		6,250	6,475,382
Greater Orlando Aviation Authority (United Airlines, Inc.) Series 2025 5.50%, 11/01/2036		2,750	2,980,573
5.50%, 11/01/2037		1,000	1,079,438
Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2024 5.25%, 10/01/2043		6,500	6,996,748
Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2024 5.00%, 11/15/2034		2,000	2,313,369
Hillsborough County School Board (Hillsborough County School Board COP) Series 2015 5.00%, 07/01/2026		1,480	1,485,899
JEA Electric System Revenue (JEA Electric System Revenue) Series 2017-B 5.00%, 10/01/2030		1,185	1,229,944
JEA Water & Sewer System Revenue (JEA Water & Sewer System Revenue) Series 2024-A 5.00%, 10/01/2043		1,635	1,747,409

	Principal Amount (000)		U.S. $ Value

Lee County Industrial Development Authority/FL (Shell Point Obligated Group) Series 2024 4.125%, 11/15/2029	$	2,975	$2,990,749
Manatee County School District (Manatee County School District COP) Series 2016-A 5.00%, 07/01/2028		7,795	7,888,506
5.00%, 07/01/2029		6,215	6,292,335
Miami-Dade County Educational Facilities Authority (University of Miami) Series 2025-B 5.25%, 04/01/2040		2,860	3,218,083
North Broward Hospital District (North Broward Hospital District) Series 2017-B 5.00%, 01/01/2029		3,000	3,103,722
5.00%, 01/01/2030		3,180	3,290,964
Orange County Health Facilities Authority (Orlando Health Obligated Group) Series 2025 5.00%, 10/01/2044		4,800	5,084,588
Orange County Health Facilities Authority (Presbyterian Retirement Communities Obligated Group) Series 2023 4.00%, 08/01/2036		1,000	1,013,935
Palm Beach County Health Facilities Authority (Jupiter Medical Center Obligated Group) Series 2025 5.00%, 11/01/2034		1,230	1,363,593
5.25%, 11/01/2041		2,055	2,198,985
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(c) (d) (e) (g) (h)		1,905	381,000
South Broward Hospital District (South Broward Hospital District Obligated Group) Series 2015 5.00%, 05/01/2027		3,350	3,355,213
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2023 Phase I Special Assmnt) Series 2023 4.85%, 05/01/2038(a)		985	1,021,644

			255,957,731

Georgia – 2.5%
Atlanta Development Authority (The) (PRG - CAU Properties LLC) Series 2025 6.00%, 07/01/2045(a)		1,445	1,510,403
City of Atlanta GA Airport Passenger Facility Charge (City of Atlanta GA Airport Passenger Facility Charge) Series 2023 5.25%, 07/01/2041		6,000	6,500,672
City of Atlanta GA Department of Aviation (City of Atlanta GA Dept. of Aviation) 5.00%, 07/01/2038		2,350	2,813,784

	Principal Amount (000)		U.S. $ Value

Series 2022-B 5.00%, 07/01/2035	$	1,565	$1,718,660
5.00%, 07/01/2036		2,845	3,104,956
5.00%, 07/01/2037		2,535	2,748,772
5.00%, 07/01/2039		2,765	2,966,575
5.00%, 07/01/2040		7,105	7,550,508
5.00%, 07/01/2041		7,460	7,864,353
Series 2025-B 5.00%, 07/01/2035		1,125	1,264,986
5.00%, 07/01/2037		4,000	4,426,607
5.25%, 07/01/2045		1,850	1,954,534
Cobb County Kennestone Hospital Authority (WellStar Health System Obligated Group) Series 2021 5.00%, 04/01/2026		1,000	1,005,445
5.00%, 04/01/2027		250	257,036
5.00%, 04/01/2028		250	262,481
5.00%, 04/01/2029		300	321,543
5.00%, 04/01/2030		225	245,945
5.00%, 04/01/2031		250	273,227
Development Authority of Cobb County (The) (MT Bethel Christian Academy) Series 2025 6.00%, 06/01/2045(a)		1,000	1,034,062
Fayette County Development Authority (United States Soccer Federation) Series 2024 5.00%, 10/01/2026		300	303,959
5.00%, 10/01/2027		270	278,504
5.00%, 10/01/2028		320	337,141
5.00%, 10/01/2029		375	402,247
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(a)		3,500	3,496,352
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2022-B 5.00%, 12/01/2052		1,455	1,521,621
Series 2023-A 5.00%, 06/01/2053		28,965	30,536,638
Series 2024-E 5.00%, 05/01/2055		2,535	2,704,072
Series 2025-B 5.00%, 12/01/2055		5,845	6,223,506
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023 4.226% (SOFR + 1.70%), 12/01/2053(b)		5,000	5,173,213
Main Street Natural Gas, Inc. (Toronto-Dominion Bank) Series 2024-D 5.00%, 04/01/2054		4,745	5,097,868
Metropolitan Atlanta Rapid Transit Authority (Metropolitan Atlanta Rapid Transit Authority Sales Tax) Series 2025-B 5.00%, 07/01/2037		1,100	1,314,146

	Principal Amount (000)		U.S. $ Value

Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2024 5.00%, 01/01/2042	$	1,500	$1,584,812
Private Colleges & Universities Authority (Emory University) Series 2023 5.00%, 09/01/2033(a)		25,000	28,820,092

			135,618,720

Guam – 0.3%
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2025-A 5.50%, 07/01/2045		1,250	1,332,317
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031		615	649,425
Series 2025-G 5.00%, 01/01/2030		2,050	2,198,498
5.00%, 01/01/2031		2,500	2,715,381
5.00%, 01/01/2032		1,350	1,483,943
5.00%, 01/01/2033		1,900	2,107,031
5.00%, 01/01/2034		2,300	2,567,641

			13,054,236

Hawaii – 0.2%
City & County Honolulu HI Wastewater System Revenue (City & County Honolulu HI Wastewater System Revenue) Series 2025 5.00%, 07/01/2038		2,200	2,528,745
City & County of Honolulu HI (City & County of Honolulu HI) Series 2024-A 5.25%, 07/01/2043		1,000	1,102,845
5.25%, 07/01/2044		1,000	1,093,898
State of Hawaii Airports System Revenue (State of Hawaii Airports System Revenue) Series 2025-C 5.00%, 07/01/2041		3,030	3,261,757
State of Hawaii Harbor System Revenue (State of Hawaii Harbor System Revenue) Series 2020-A 4.00%, 07/01/2035		2,765	2,812,813

			10,800,058

Illinois – 5.1%
Chicago Board of Education (Chicago Board of Education) Series 2012-B 5.00%, 12/01/2033		2,265	2,257,039
Series 2015-C 5.25%, 12/01/2035		340	339,972

	Principal Amount (000)		U.S. $ Value

Series 2018-A 5.00%, 12/01/2026	$	1,000	$1,007,046
Series 2021-A 5.00%, 12/01/2037		3,750	3,742,315
Series 2023-A 5.00%, 12/01/2034		7,000	7,105,363
Series 2025-B 6.00%, 12/01/2037		5,000	5,418,362
6.00%, 12/01/2038		4,650	5,029,690
6.00%, 12/01/2039		3,500	3,771,335
6.00%, 12/01/2041		4,000	4,264,793
6.00%, 12/01/2043		1,000	1,051,534
Series 2025-C 6.00%, 12/01/2040		1,750	1,877,246
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2018-A 5.00%, 01/01/2039		6,000	6,180,703
Series 2022 4.00%, 01/01/2042		3,160	3,047,205
5.00%, 01/01/2029		500	526,286
5.00%, 01/01/2030		800	855,743
5.00%, 01/01/2033		890	970,824
5.00%, 01/01/2040		1,850	1,934,909
5.00%, 01/01/2041		2,000	2,076,207
5.00%, 01/01/2042		2,200	2,266,445
Series 2024-A 5.00%, 01/01/2036		1,180	1,295,593
5.00%, 01/01/2037		2,500	2,721,607
5.00%, 01/01/2038		2,500	2,701,145
5.00%, 01/01/2039		1,600	1,719,348
5.25%, 01/01/2040		4,000	4,359,850
Series 2024-C 5.00%, 01/01/2030		4,745	5,075,624
5.00%, 01/01/2034		5,285	5,891,747
5.25%, 01/01/2041		2,250	2,447,822
Series 2024-E 5.00%, 01/01/2029		2,885	3,036,669
Series 2025-A 5.00%, 01/01/2036		4,055	4,494,430
5.00%, 01/01/2037		1,595	1,751,318
BAM Series 2017-F 4.25%, 01/01/2042		2,000	1,997,432
Chicago O’Hare International Airport (Prerefunded - US Treasuries) Series 2016-C 5.00%, 01/01/2027		3,020	3,023,427
City of Chicago IL (City of Chicago IL) Series 2024-B 5.00%, 01/01/2034		1,350	1,437,669
Series 2025-B 5.00%, 01/01/2033		4,000	4,252,666
5.50%, 01/01/2040		2,000	2,103,174
Eastern Illinois Economic Development Authority (City of Mattoon IL) Series 2025 6.50%, 02/15/2040		1,000	1,002,083

	Principal Amount (000)		U.S. $ Value

Illinois Finance Authority (Bradley University) Series 2024 5.00%, 08/01/2026	$	450	$454,417
Illinois Finance Authority (Centerpoint Joliet Terminal Railroad) Series 2024 4.125%, 12/01/2043(a)		2,300	2,295,958
Series 2025 4.80%, 12/01/2043(a)		4,175	4,309,578
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2026		675	675,178
5.00%, 09/01/2034		600	593,784
Illinois Finance Authority (Mercy Health Corp.) Series 2016 5.00%, 12/01/2040		3,200	3,230,088
Illinois Finance Authority (Moorings of Arlington Heights Obligated Group) Series 2025 5.00%, 11/01/2036		1,000	1,079,623
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2015-A 5.00%, 11/15/2027		1,000	1,000,968
5.00%, 11/15/2028		1,250	1,251,569
Illinois Housing Development Authority (Circle Park Preservation) Series 2024-H 4.00%, 01/01/2042		10,000	9,707,636
Illinois Housing Development Authority (FCR 2019-A) Series 2019-A, Class 1 3.87%, 11/15/2035(a)		23,409	21,353,637
Illinois Housing Development Authority (FCR 2019-C) Series 2019-C, Class 1 3.87%, 11/15/2035(a)		5,524	5,038,915
Illinois Housing Development Authority (FCR 2019-D) Series 2019-D, Class 1 3.87%, 11/01/2051(a)		5,044	4,601,051
Illinois Housing Development Authority (FCR 2019-E) Series 2019-E, Class 1 3.87%, 11/15/2035(a)		3,297	3,007,649
Illinois Municipal Electric Agency (Illinois Municipal Electric Agency) Series 2025-A 5.00%, 02/01/2027		5,200	5,322,776
5.00%, 02/01/2029		4,600	4,919,664
Illinois State Toll Highway Authority (Illinois State Toll Highway Authority) Series 2009 6.184%, 01/01/2034		2,669	2,834,077

	Principal Amount (000)		U.S. $ Value

Series 2020-A 5.00%, 01/01/2041	$	27,195	$28,708,614
Series 2024-A 5.00%, 01/01/2037		4,380	4,987,697
Metropolitan Water Reclamation District of Greater Chicago (Metropolitan Water Reclamation District of Greater Chicago) Series 2007-B 5.25%, 12/01/2035		4,835	5,812,061
Series 2009 5.72%, 12/01/2038		2,000	2,074,432
Sales Tax Securitization Corp. (Sales Tax Securitization) Series 2025-A 5.00%, 01/01/2041		4,365	4,651,368
State of Illinois (State of Illinois) Series 2016 5.00%, 02/01/2029		1,100	1,124,152
Series 2019-B 4.00%, 11/01/2033		9,000	9,169,541
Series 2020 5.50%, 05/01/2039		1,500	1,605,040
Series 2022-B 5.25%, 10/01/2037		4,000	4,385,045
Series 2024 5.00%, 02/01/2038		9,000	9,859,653
Series 2024-B 5.00%, 05/01/2039		2,250	2,434,076
5.00%, 05/01/2040		1,765	1,896,264
5.00%, 05/01/2041		7,530	8,016,851
5.25%, 05/01/2042		8,500	9,114,666
Series 2025-E 5.00%, 09/01/2043		1,980	2,067,141

			270,617,790

Indiana – 0.9%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(c) (e)		159	16
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045		14,460	15,172,470
Series 2025 4.20%, 06/01/2044		1,820	1,912,716
Indiana Finance Authority (Ascension Health Credit Group) Series 2025 5.00%, 11/15/2042		1,000	1,084,988
Indiana Finance Authority (CWA Authority, Inc.) Series 2024 5.00%, 10/01/2028		1,175	1,252,705
5.00%, 10/01/2029		1,425	1,551,846
5.00%, 10/01/2030		1,000	1,111,122
5.00%, 10/01/2032		1,715	1,962,610
5.00%, 10/01/2034		800	938,576

	Principal Amount (000)		U.S. $ Value

Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 5.00%, 04/01/2026	$	790	$791,760
5.00%, 04/01/2027		830	845,142
5.00%, 04/01/2028		875	903,184
Indiana Finance Authority (Indiana University Health Obligated Group) Series 2015 4.00%, 12/01/2040		11,690	11,689,671
Indiana Finance Authority (Ohio Valley Electric) Series 2021-B 2.50%, 11/01/2030		1,895	1,816,496
Indiana Finance Authority (SFP-PUFW I LLC) Series 2024 4.25%, 07/01/2044		1,700	1,580,797
Indianapolis Local Public Improvement Bond Bank (Indianapolis Airport Authority) Series 2023 5.00%, 01/01/2026		1,500	1,500,000
5.00%, 01/01/2033		3,955	4,417,157

			48,531,256

Iowa – 0.1%
Iowa Finance Authority (Prerefunded - US Treasuries) Series 2022 4.00%, 12/01/2050		5,450	5,923,692

Kansas – 0.1%
City of Colby KS (Citizens Medical Center) Series 2024 5.50%, 07/01/2026		2,000	1,999,960
City of Overland Park KS Sales Tax Revenue (City of Overland Park KS Sales Tax Revenue) Series 2022 6.00%, 11/15/2034(a)		135	142,094
6.50%, 11/15/2042(a)		1,610	1,692,311

			3,834,365

Kentucky – 1.6%
County of Carroll KY (Kentucky Utilities Co.) Series 2019 1.75%, 10/01/2034		3,835	3,771,913
Kenton County Airport Board (Cincinnati/Northern Kentucky Intl Airport) Series 2024-A 5.25%, 01/01/2040		2,910	3,178,051
5.25%, 01/01/2042		2,860	3,063,977
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017-B 5.00%, 08/15/2029		1,000	1,031,930
5.00%, 08/15/2041		1,260	1,283,951

	Principal Amount (000)		U.S. $ Value

Kentucky Economic Development Finance Authority (Owensboro Health Obligated Group) Series 2017-A 5.00%, 06/01/2028	$	8,780	$8,935,377
5.00%, 06/01/2030		5,870	5,972,413
Kentucky Public Energy Authority (BP PLC) Series 2024-B 5.00%, 01/01/2055		20,065	21,584,733
Series 2025-C 5.00%, 05/01/2036		3,145	3,340,131
Kentucky Public Energy Authority (Morgan Stanley) Series 2023-A 4.499% (SOFR + 1.98%), 04/01/2054(b)		20,000	20,000,000
5.25%, 04/01/2054		5,280	5,702,321
Kentucky State Property & Building Commission (Commonwealth of Kentucky Lease) Series 2016-B 5.00%, 11/01/2028		1,005	1,025,688
Kentucky Turnpike Authority (Kentucky Turnpike Authority) Series 2016-A 5.00%, 07/01/2027		5,075	5,130,427

			84,020,912

Louisiana – 0.6%
City of New Orleans LA Water System Revenue (City of New Orleans LA Water System Revenue) AG Series 2021 2.889%, 12/01/2041		2,000	1,532,824
Louisiana Local Government Environmental Facilities & Community Development Auth (LCDA 2023-ELL) Series 2023-ELL, Class A1 5.081%, 06/01/2031		4,705	4,793,795
Louisiana Public Facilities Authority (Acadiana Renaissance Charter Academy) Series 2025 5.00%, 06/15/2035(a)		1,000	1,035,493
6.00%, 06/15/2045(a)		1,000	1,022,340
Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group) Series 2017 5.00%, 05/15/2035		3,365	3,432,418
New Orleans Aviation Board (New Orleans Aviation Board) Series 2024 5.00%, 01/01/2029		8,985	9,452,097
5.00%, 01/01/2034		1,835	2,030,747
5.00%, 01/01/2039		1,340	1,438,051

	Principal Amount (000)		U.S. $ Value

Parish of St. James LA (NuStar Logistics LP) Series 2020
6.10%, 06/01/2038(a)	$	3,030	$3,336,066
6.10%, 12/01/2040(a)		2,595	2,858,636
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2024 3.30%, 06/01/2037		1,700	1,720,712

			32,653,179

Maryland – 1.2%
County of Frederick MD (Prerefunded - US Treasuries) Series 2019-A 5.00%, 08/01/2027		165	171,024
Maryland Economic Development Corp. (Purple Line Transit Partners) Series 2022 5.00%, 11/12/2028		10,000	10,062,950
Maryland Health & Higher Educational Facilities Authority (Johns Hopkins Health System) Series 2025 5.00%, 05/15/2036		2,000	2,345,423
Maryland Health & Higher Educational Facilities Authority (UPMC Obligated Group) Series 2020-B 5.00%, 04/15/2031		1,365	1,478,860
Maryland Stadium Authority (Prerefunded - US Treasuries) Series 2016 5.00%, 05/01/2034		5,035	5,075,455
Maryland Stadium Authority (State of Maryland Built to Learn Revenue State Lease) Series 2024 5.00%, 06/01/2038		3,000	3,372,170
5.00%, 06/01/2041		2,465	2,692,006
5.00%, 06/01/2042		2,335	2,524,065
Maryland Stadium Authority Sports Entertainment Facilities Revenue (Maryland Stadium Authority Sports Entertainment Facilities Revenue State Lease) Series 2025 5.00%, 06/15/2035		3,600	4,164,418
State of Maryland (State of Maryland) Series 2025-B 5.00%, 08/01/2026		10,000	10,144,601
5.00%, 08/01/2028		12,480	13,291,461
State of Maryland Department of Transportation (Baltimore/Washington Intl Thurgood Marshall Airport) Series 2021 5.00%, 08/01/2029		700	749,179
5.00%, 08/01/2036		1,000	1,071,248
State of Maryland Department of Transportation (State of Maryland Dept. of Transportation) Series 2025-C 5.00%, 11/01/2027		8,000	8,369,316

			65,512,176

	Principal Amount (000)		U.S. $ Value

Massachusetts – 1.4%
City of Quincy MA (City of Quincy MA) Series 2025 5.00%, 07/24/2026	$	11,500	$11,651,699
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2017-D 5.00%, 02/01/2036		4,435	4,530,871
Series 2022-B 4.11%, 07/15/2031		1,434	1,433,770
Series 2024-A 5.00%, 01/01/2040		5,000	5,549,340
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2024-A 5.00%, 07/01/2043		2,000	2,176,194
Series 2025-B 5.00%, 07/01/2045		10,000	10,754,029
Massachusetts Development Finance Agency (Beth Israel Lahey Health Obligated Group) Series 2016-I 5.00%, 07/01/2034		1,935	1,952,333
Massachusetts Development Finance Agency (Boston Medical Center Obligated Group) Series 2023 5.00%, 07/01/2026		1,000	1,007,672
Massachusetts Development Finance Agency (Lifespan Obligated Group) Series 2025 5.25%, 08/15/2045		1,000	1,039,269
Massachusetts Development Finance Agency (Mass General Brigham) Series 2017-S1 5.00%, 07/01/2029		9,000	9,424,023
Massachusetts Development Finance Agency (Trustees of Boston College) Series 2020-U 5.00%, 07/01/2028		950	1,008,886
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2019-A 5.00%, 07/01/2028		1,425	1,464,011
5.00%, 07/01/2030		2,100	2,163,512
5.00%, 07/01/2032		2,000	2,051,902
5.00%, 07/01/2033		2,000	2,045,661
AG Series 2020-C 5.00%, 10/01/2026		325	329,965
5.00%, 10/01/2027		440	457,825
5.00%, 10/01/2028		500	531,818
5.00%, 10/01/2029		295	320,367
5.00%, 10/01/2030		315	348,798
5.00%, 10/01/2031		375	414,435

	Principal Amount (000)		U.S. $ Value

5.00%, 10/01/2032	$	245	$269,657
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2025 5.00%, 07/01/2035		12,840	14,537,779

			75,463,816

Michigan – 2.5%
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AG Series 2006-D 3.445% (CME Term SOFR 3 Month + 0.60%), 07/01/2032(b)		14,000	13,954,380
Detroit Downtown Development Authority (Detroit Downtown Development Authority Catalyst Development Area) Series 2024 5.00%, 07/01/2048		3,295	3,419,827
Great Lakes Water Authority Water Supply System Revenue (Great Lakes Water Authority Water Supply System Revenue) Series 2025-A 5.00%, 07/01/2035		2,365	2,760,489
Michigan Finance Authority (Bronson Health Care Group Obligated Group) Series 2020 5.00%, 05/15/2036		48,585	48,882,292
Michigan Finance Authority (City of Detroit MI) Series 2024 5.00%, 11/01/2026		3,725	3,800,466
5.00%, 11/01/2029		2,250	2,438,455
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039		4,340	4,130,005
4.00%, 06/01/2035		1,000	1,018,571
4.00%, 06/01/2036		1,000	1,013,255
4.00%, 06/01/2037		1,000	1,007,843
4.00%, 06/01/2038		1,000	1,003,064
4.00%, 06/01/2039		2,000	1,993,777
5.00%, 06/01/2026		1,290	1,300,575
5.00%, 06/01/2028		1,000	1,048,307
5.00%, 06/01/2031		745	810,739
Michigan Finance Authority (Public Lighting Authority) BAM Series 2025 5.00%, 07/01/2034		1,100	1,255,285
5.00%, 07/01/2036		1,930	2,195,858
5.00%, 07/01/2040		1,000	1,107,356
5.00%, 07/01/2043		1,750	1,874,560
Michigan Finance Authority (Trinity Health Corp.) Series 2015 5.50%, 12/01/2026		4,500	4,517,088
5.50%, 12/01/2027		2,720	2,739,370

	Principal Amount (000)		U.S. $ Value

Michigan State Hospital Finance Authority (Prerefunded - Others) Series 2019 5.00%, 11/01/2026	$	2,000	$2,038,906
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 06/30/2026		2,400	2,416,540
5.00%, 12/31/2026		5,770	5,850,950
5.00%, 06/30/2027		7,635	7,797,554
5.00%, 12/31/2027		5,770	5,935,493
5.00%, 06/30/2028		4,645	4,811,301

			131,122,306

Minnesota – 0.6%
City of Shakopee MN Senior Housing Revenue (Benedictine Living Community of Shakopee Obligated Group) Series 2025 5.625%, 11/01/2045		800	805,288
City of St. Cloud MN (CentraCare Health System Obligated Group) Series 2024 5.00%, 05/01/2042 County of Hennepin MN (County of Hennepin MN)		3,250	3,457,506
Series 2025-C 5.00%, 12/01/2027		6,280	6,571,159
Series 2025-D 5.00%, 12/01/2027		3,870	4,049,424
Minneapolis-St. Paul Metropolitan Airports Commission (Minneapolis-St Paul Metropolitan Airports Commission) Series 2024 5.00%, 01/01/2041		3,250	3,440,226
5.25%, 01/01/2044		2,000	2,108,459
Minnesota Municipal Gas Agency (Royal Bank of Canada) Series 2022-A 4.00%, 12/01/2052		5,425	5,511,229
State of Minnesota (State of Minnesota) Series 2025-D 5.00%, 08/01/2029		7,000	7,613,571
Western Minnesota Municipal Power Agency (Western Minnesota Municipal Power Agency) Series 2019-A 3.156%, 01/01/2039		1,000	849,607

			34,406,469

Mississippi – 0.0%
City of Gulfport MS (Memorial Hospital at Gulfport Obligated Group) Series 2025 5.00%, 07/01/2033		1,630	1,802,276

	Principal Amount (000)		U.S. $ Value

Missouri – 0.8%
Cape Girardeau County Industrial Development Authority (Mercy Health/MO) Series 2017-A 5.00%, 03/01/2028	$	1,375	$1,407,619
City of Kansas City MO (City of Kansas City MO Lease) Series 2022 5.00%, 09/01/2037		4,000	4,417,837
Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group) Series 2021-A 4.00%, 07/01/2039		5,000	5,057,541
Series 2021-C 5.00%, 05/01/2052		2,320	2,435,040
Howard Bend Levee District (Howard Bend Levee District) XLCA Series 2005 5.75%, 03/01/2027		775	795,562
Metropolitan St. Louis Sewer District (Metropolitan St. Louis Sewer District) Series 2022-A 5.00%, 05/01/2038		1,710	1,875,581
5.00%, 05/01/2039		3,100	3,383,699
Missouri Development Finance Board (Missouri Development Finance Board) Series 2025-A 6.00%, 06/15/2040(a)		1,000	1,002,293
Missouri Highway & Transportation Commission (Missouri Highway & Transportation Commission) Series 2025 5.00%, 05/01/2027		19,500	20,156,366

			40,531,538

Montana – 0.2%
Montana Facility Finance Authority (Benefis Health System Obligated Group) Series 2016 5.00%, 02/15/2026		3,190	3,195,991
5.00%, 02/15/2027		6,950	7,098,307
5.00%, 02/15/2028		2,375	2,428,509

			12,722,807

Nebraska – 0.4%
Central Plains Energy Project (Bank of Montreal) Series 2023-A 5.00%, 05/01/2054		5,000	5,332,676
Central Plains Energy Project (Goldman Sachs Group) Series 2022-1 5.00%, 05/01/2053		10,000	10,433,117
Central Plains Energy Project (Royal Bank of Canada)
Series 2025-A 5.00%, 08/01/2055		3,005	3,202,159

			18,967,952

	Principal Amount (000)		U.S. $ Value

Nevada – 0.3%
City of Las Vegas NV (City of Las Vegas NV) Series 2015-C 5.00%, 09/01/2026	$	2,930	$2,941,186
County of Clark NV (Regional Transportation Commission of Southern Nevada Motor Fuel Tax Revenue) Series 2024 4.00%, 07/01/2041		4,640	4,683,999
Las Vegas Valley Water District (Las Vegas Valley Water District) Series 2016-B 5.00%, 06/01/2028		4,590	4,634,661
Reno-Tahoe Airport Authority (Reno-Tahoe Airport Authority) Series 2024 5.00%, 07/01/2035		1,175	1,297,388
5.25%, 07/01/2038		1,430	1,595,438

			15,152,672

New Hampshire – 1.8%
National Finance Authority (NFA 2024-3) Series 2024-3, Class A 4.034%, 10/01/2051		6,939	6,877,281
National Finance Authority Affordable Housing Certificates Series 2024-1 (NFAAH 2024-1) Series 2024-1, Class A 4.15%, 10/20/2040		1,996	1,996,222
New Hampshire Business Finance Authority (ARC70 2025-1) Series 2025-1, Class A1 4.75%, 06/20/2041		1,183	1,219,175
New Hampshire Business Finance Authority (Brazoria-Fort Bend County Municipal Utility District No. 3) Series 2024 4.875%, 12/01/2033(a)		427	426,144
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158) Series 2024 5.375%, 12/15/2035(a)		5,336	5,318,943
New Hampshire Business Finance Authority (Collin County Municipal Utility District No. 4) Series 2025 5.50%, 12/01/2030(a)		802	801,804
New Hampshire Business Finance Authority (Emberly & Canterra Creek Projects) Series 2024 5.375%, 12/01/2031(a)		956	955,778

	Principal Amount (000)		U.S. $ Value

New Hampshire Business Finance Authority (Greater Raleigh Area Christian Education) Series 2025 5.75%, 08/01/2045	$	1,750	$1,767,193
New Hampshire Business Finance Authority (Lakes Fresh Water Supply District of Denton County) Series 2024 5.00%, 12/01/2028(a)		748	747,628
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority) Series 2025-2 5.15%, 09/28/2037		1,375	1,393,480
Series 2025-A
Zero Coupon, 02/01/2035(a)		2,311	1,292,324
New Hampshire Business Finance Authority (NFA 2020-1) Series 2020-1, Class A 4.125%, 01/20/2034		8,642	8,804,248
New Hampshire Business Finance Authority (NFA 2022-1) Series 2022-1, Class A 4.375%, 09/20/2036		23,837	24,265,592
Series 2022-1, Class X 0.334%, 09/20/2036(f)		19,069	359,637
New Hampshire Business Finance Authority (NFA 2022-2) Series 2022-2, Class A 4.00%, 10/20/2036		9,559	9,483,748
New Hampshire Business Finance Authority (NFA 2024-1) Series 2024-1, Class A 4.25%, 07/01/2051		5,519	5,548,480
Series 2024-1, Class X 0.495%, 07/01/2051(f)		7,142	255,597
New Hampshire Business Finance Authority (NFA 2024-2) Series 2024-2, Class A 3.625%, 08/20/2039		4,944	4,746,489
Series 2024-2, Class X 0.506%, 08/20/2039(f)		4,944	191,979
New Hampshire Business Finance Authority (NFA 2025-1) Series 2025 5.75%, 04/28/2042		1,080	1,128,259
5.875%, 12/15/2033(a)		3,145	3,128,499
Series 2025-1, Class A1 4.086%, 01/20/2041		993	984,570
New Hampshire Business Finance Authority (NFA 2025-2) Series 2025-2, Class A1 4.086%, 11/20/2042		9,966	9,723,233
New Hampshire Business Finance Authority (NFA 2025-3) Series 2025-3, Class A1 4.795%, 02/20/2041		1,704	1,785,300

	Principal Amount (000)		U.S. $ Value

New Hampshire Business Finance Authority (Tamarron Project) Series 2024 5.25%, 12/01/2035(a)	$	2,000	$1,994,959

			95,196,562

New Jersey – 4.6%
New Jersey Economic Development Authority (DRP Urban Renewal 4 LLC) Series 2025 6.375%, 01/01/2035(a)		1,300	1,345,461
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2019 5.25%, 04/01/2026(i)		5,930	5,964,432
New Jersey Economic Development Authority (New Jersey-American Water) Series 2023 3.75%, 11/01/2034		7,755	7,845,165
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.50%, 01/01/2026		500	500,000
5.50%, 01/01/2027		1,000	1,002,172
New Jersey Economic Development Authority (Rutgers The State University of New Jersey) Series 2013 5.00%, 06/15/2026		3,500	3,505,865
New Jersey Economic Development Authority (State of New Jersey Lease) Series 2017-D 5.00%, 06/15/2029		3,500	3,614,177
Series 2023 5.00%, 03/01/2026		5,000	5,018,950
Series 2024-S 5.00%, 06/15/2027		3,000	3,103,915
5.00%, 06/15/2033		2,065	2,359,918
NATL Series 2005-N 5.50%, 09/01/2027		5,000	5,239,112
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029		2,765	2,768,588
New Jersey Educational Facilities Authority (Trustees of Princeton University) Series 2017-I 5.00%, 07/01/2028		1,910	1,981,693
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027		12,830	12,958,433
5.00%, 06/15/2028		975	984,129
Series 2018-A 5.00%, 06/15/2029		3,050	3,078,198
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)

	Principal Amount (000)		U.S. $ Value

Series 2019-B 5.00%, 06/15/2033	$	3,885	$4,114,398
AG Series 2006-C Zero Coupon, 12/15/2033		6,600	5,132,632
New Jersey Transportation Trust Fund Authority (Prerefunded - US Treasuries) Series 2019 5.00%, 06/15/2029		1,525	1,638,452
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2018-A 5.00%, 12/15/2027		8,605	9,007,593
5.00%, 12/15/2029		38,555	41,053,194
5.00%, 12/15/2030		5,885	6,269,240
5.00%, 12/15/2032		5,230	5,546,394
5.00%, 12/15/2033		7,230	7,646,458
Series 2023-B 5.00%, 06/15/2041		9,685	10,492,133
5.00%, 06/15/2042		2,915	3,128,101
5.00%, 06/15/2043		1,505	1,601,049
Series 2024-A 4.00%, 06/15/2042		7,570	7,373,046
5.00%, 06/15/2037		8,000	9,086,814
5.00%, 06/15/2042		3,550	3,836,850
New Jersey Turnpike Authority (New Jersey Turnpike Authority) Series 2014-A 5.00%, 01/01/2027		1,800	1,803,063
Series 2017-B 5.00%, 01/01/2029		10,000	10,483,860
Series 2024-C 5.00%, 01/01/2043		7,500	8,054,361
5.00%, 01/01/2044		2,500	2,664,461
Series 2025-A 5.00%, 01/01/2045		5,500	5,877,076
Series 2025-C 5.00%, 01/01/2031		2,000	2,223,729
AG Series 2005-D3 5.25%, 01/01/2026		13,215	13,215,000
South Jersey Transportation Authority (South Jersey Transportation Authority) BAM Series 2022 5.00%, 11/01/2036		450	501,594
5.00%, 11/01/2037		400	443,060
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-A 5.00%, 06/01/2026		3,000	3,024,842
5.00%, 06/01/2027		4,000	4,118,140
5.00%, 06/01/2028		2,140	2,246,400
5.00%, 06/01/2035		2,620	2,698,972
Series 2018-B 5.00%, 06/01/2046		9,950	9,658,336

			244,209,456

	Principal Amount (000)		U.S. $ Value

New Mexico – 0.1%
New Mexico Municipal Energy Acquisition Authority (Royal Bank of Canada) Series 2025 5.00%, 06/01/2054	$	5,000	$5,336,998

New York – 9.6%
City of New York NY (City of New York NY) Series 2020-A 5.00%, 08/01/2026		3,130	3,175,224
Series 2021 1.396%, 08/01/2027		18,750	18,089,342
Series 2024-A 5.00%, 08/01/2026		4,000	4,057,794
Series 2024-I 5.00%, 04/01/2032		2,000	2,259,007
Series 2025-A 5.00%, 08/01/2035		1,440	1,676,036
Series 2025-B 5.00%, 08/01/2028		9,585	10,183,462
AG Series 2024-C 5.00%, 10/01/2027		3,250	3,388,415
County of Nassau NY (County of Nassau NY) Series 2024-A 5.00%, 04/01/2042		8,815	9,680,160
5.00%, 04/01/2044		4,120	4,419,098
Dutchess County Local Development Corp. (Bard College) Series 2020-B 5.918%, 07/01/2039		4,300	4,227,602
Hudson Yards Infrastructure Corp. (Hudson Yards Infrastructure) Series 2017-A 5.00%, 02/15/2036		6,880	7,034,312
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2016-A 5.00%, 11/15/2028		20,070	20,431,810
Series 2017-C 5.00%, 11/15/2029		22,370	23,508,447
5.00%, 11/15/2030		13,755	14,451,815
5.00%, 11/15/2031		5,505	5,778,471
5.00%, 11/15/2033		8,500	8,891,281
Series 2025 5.00%, 11/15/2035		2,000	2,313,834
5.00%, 11/15/2044		4,060	4,274,498
BAM Series 2024-A 4.00%, 11/15/2048		6,500	5,891,589
New York City Municipal Water Finance Authority (New York City Municipal Water Finance Authority) Series 2023 5.00%, 06/15/2034		10,650	12,520,346
5.00%, 06/15/2035		2,000	2,315,773

	Principal Amount (000)		U.S. $ Value

New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2017-S 5.00%, 07/15/2036	$	10,245	$10,530,038
Series 2018-S 5.00%, 07/15/2031		18,035	19,071,809
5.00%, 07/15/2032		15,945	16,840,618
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2017-A 5.00%, 08/01/2033		4,860	5,036,121
Series 2024 5.00%, 11/01/2026		4,875	4,974,169
5.00%, 11/01/2037		7,250	8,238,382
5.00%, 11/01/2038		17,000	19,140,205
5.00%, 11/01/2039		3,400	3,792,479
Series 2025 5.00%, 05/01/2044		3,000	3,186,606
5.00%, 05/01/2045		4,985	5,260,680
Series 2025-H 5.00%, 11/01/2043		1,010	1,085,004
5.00%, 11/01/2044		5,140	5,459,719
NEW York Energy Finance Development Corp. (Athene Annuity & Life Co.) Series 2025 5.00%, 07/01/2056		2,255	2,388,682
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(a)		400	399,975
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.45%, 09/15/2069		4,250	4,020,006
2.80%, 09/15/2069		11,555	10,794,949
New York State Dormitory Authority (New York State Sales Tax) Series 2017-A 5.00%, 03/15/2039		14,705	15,006,098
Series 2018-C 5.00%, 03/15/2040		6,990	7,218,999
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2019-A 5.00%, 03/15/2036		10,000	10,585,574
Series 2021-A 4.00%, 03/15/2039		1,825	1,840,607
Series 2021-E 4.00%, 03/15/2037		19,200	19,733,892
Series 2022-A 4.00%, 03/15/2039		3,500	3,536,997
Series 2024-A 5.00%, 03/15/2042		5,000	5,407,773
5.00%, 03/15/2046		2,840	2,957,828

	Principal Amount (000)		U.S. $ Value

New York State Thruway Authority (State of New York Pers Income Tax) Series 2025-A 5.00%, 03/15/2045	$	8,980	$9,485,311
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2026		13,500	13,500,000
5.00%, 01/01/2028		22,110	22,822,968
5.00%, 01/01/2029		27,145	27,978,086
Series 2023 5.625%, 04/01/2040		7,000	7,344,326
6.00%, 04/01/2035		5,000	5,510,364
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2022 5.00%, 12/01/2040		4,015	4,179,409
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.00%, 07/01/2046		2,095	2,094,910
Port Authority of New York & New Jersey (Port Authority of New York & New Jersey) Series 2018-2 5.00%, 09/15/2026		4,000	4,054,631
5.00%, 09/15/2031		3,475	3,602,194
Series 2019 4.00%, 11/01/2037		2,915	2,919,945
Series 2021-2 4.00%, 07/15/2037		2,980	2,988,579
Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 5.00%, 12/01/2034		1,000	1,032,200
Suffolk Tobacco Asset Securitization Corp. (Suffolk Tobacco Asset Securitization) Series 2021 5.00%, 06/01/2027		1,045	1,073,811
5.00%, 06/01/2029		2,080	2,210,365
5.00%, 06/01/2033		2,395	2,561,932
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.411%, 05/15/2034		14,725	12,615,691
2.591%, 05/15/2036		2,000	1,661,100
Series 2022 3.576% (SOFR + 1.05%), 04/01/2026(b)		14,000	14,005,425
Series 2023 5.00%, 11/15/2041		4,025	4,407,147
Series 2024 5.00%, 11/15/2033		5,000	5,848,462
5.00%, 11/15/2035		2,000	2,331,879
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2025-A 5.00%, 03/01/2028		2,500	2,632,165

			511,936,426

	Principal Amount (000)		U.S. $ Value

North Carolina – 0.6%
Cumberland County Industrial Facilities & Pollution Control Financing Authority (American Titanium Metal) Series 2025 3.125%, 12/01/2027	$	3,765	$3,762,394
Greater Asheville Regional Airport Authority (Greater Asheville Regional Airport Authority) AG Series 2022-A 5.00%, 07/01/2035		1,740	1,894,921
5.00%, 07/01/2036		1,500	1,623,434
5.00%, 07/01/2037		1,250	1,344,142
5.25%, 07/01/2038		1,200	1,300,503
5.25%, 07/01/2039		1,300	1,401,708
5.25%, 07/01/2040		3,220	3,439,144
5.25%, 07/01/2042		1,140	1,198,111
AG Series 2023 5.00%, 07/01/2036		650	710,682
5.00%, 07/01/2037		1,400	1,519,558
5.00%, 07/01/2038		420	453,071
5.25%, 07/01/2041		1,000	1,067,397
5.25%, 07/01/2042		1,000	1,057,633
North Carolina Medical Care Commission (Caromont Health Obligated Group) Series 2021-B 5.00%, 02/01/2051		3,750	3,756,206
North Carolina Medical Care Commission (Deerfield Episcopal Retirement Community Obligated Group) Series 2026 3.20%, 11/01/2030(j)		2,130	2,131,226
North Carolina Medical Care Commission (Duke University Health System Obligated Group) Series 2025-A 5.00%, 06/01/2029		4,000	4,315,484

			30,975,614

North Dakota – 0.1%
County of Ward ND (Trinity Health Obligated Group) Series 2017-C 5.00%, 06/01/2028		2,000	2,025,230
5.00%, 06/01/2030		3,000	3,009,366
5.00%, 06/01/2031		1,665	1,666,180

			6,700,776

Ohio – 1.8%
Akron Bath Copley Joint Township Hospital District (Prerefunded - US Treasuries) Series 2020 4.00%, 11/15/2038		5,700	6,081,715
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-A 4.00%, 06/01/2037		2,000	1,981,795
4.00%, 06/01/2038		1,000	979,250

	Principal Amount (000)		U.S. $ Value

Columbus Regional Airport Authority (Columbus Regional Airport Authority) Series 2025 5.00%, 01/01/2034	$	3,120	$3,489,798
5.25%, 01/01/2045		3,205	3,339,264
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health) Series 2017-A 5.00%, 08/01/2026		2,700	2,735,733
5.00%, 08/01/2027		8,465	8,769,499
5.00%, 08/01/2028		1,955	2,043,151
5.00%, 08/01/2042		3,055	3,120,411
Series 2020 5.00%, 12/01/2028		5,400	5,729,963
5.00%, 12/01/2029		1,565	1,692,717
County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.00%, 02/15/2026		2,745	2,749,685
5.00%, 02/15/2027		2,710	2,758,792
County of Franklin OH (Nationwide Children’s Hospital) Series 2017-A 5.00%, 11/01/2031		1,000	1,040,887
County of Hamilton OH (Christ Hospital Obligated Group) Series 2023 5.00%, 06/01/2042		4,045	4,155,709
County of Washington OH (Marietta Area Health Care Obligated Group) Series 2022 5.50%, 12/01/2027		300	303,543
6.375%, 12/01/2037		5,000	5,401,880
Lancaster Port Authority (Royal Bank of Canada) Series 2024-A 5.00%, 02/01/2055		1,000	1,062,651
Ohio Air Quality Development Authority (American Electric Power) Series 2024 3.70%, 04/01/2028		10,400	10,427,126
3.70%, 07/01/2028		1,750	1,755,225
3.75%, 01/01/2029		6,000	6,035,646
Ohio Higher Educational Facility Commission (John Carroll University) Series 2025 5.00%, 10/01/2035		1,195	1,276,142
Ohio Higher Educational Facility Commission (Oberlin College) Series 2023 5.00%, 10/01/2037		1,270	1,411,799
5.00%, 10/01/2038		1,335	1,475,182
Port of Greater Cincinnati Development Authority (Duke Energy Convention Center Project) Series 2024 5.00%, 12/01/2029		1,000	1,080,374

	Principal Amount (000)		U.S. $ Value

Reynoldsburg City School District (Reynoldsburg City School District) Series 2013 4.919%, 09/01/2030	$	2,555	$2,698,298
Series 2014 4.939%, 09/01/2032		2,955	3,158,264
State of Ohio (Cleveland Clinic Health System Obligated Group) Series 2024 5.00%, 01/01/2035		4,885	5,661,767
State of Ohio (Prerefunded - US Treasuries) Series 2024 5.00%, 01/01/2035		115	133,601
State of Ohio (State of Ohio Fed Hwy Grant) Series 2018-1 5.00%, 12/15/2028		2,000	2,021,304

			94,571,171

Oklahoma – 0.4%
Oklahoma Development Finance Authority (Oklahoma Development Finance Authority) Series 2022 4.38%, 11/01/2045		4,000	3,773,009
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2022-A 5.50%, 08/15/2037		4,245	4,475,028
Oklahoma Turnpike Authority (Oklahoma Turnpike Authority) Series 2025-A 5.00%, 01/01/2045		3,250	3,462,125
Series 2025-B 5.00%, 01/01/2032		2,500	2,823,595
5.00%, 01/01/2039		1,055	1,211,997
Tulsa Municipal Airport Trust Trustees/OK (American Airlines, Inc.) Series 2025 6.25%, 12/01/2035		3,225	3,692,512

			19,438,266

Oregon – 0.4%
Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2020-A 5.00%, 08/15/2030		415	454,456
5.00%, 08/15/2031		1,245	1,358,568
5.00%, 08/15/2033		1,030	1,116,026
5.00%, 08/15/2034		875	944,492
5.00%, 08/15/2035		755	811,154
5.00%, 08/15/2036		1,300	1,389,593
Port of Portland OR Airport Revenue (Port of Portland OR Airport Revenue) Series 2022-2 4.00%, 07/01/2040		7,155	7,040,328
Series 2023 5.25%, 07/01/2041		4,455	4,817,743
Salem Hospital Facility Authority (Salem Health Obligated Group)

	Principal Amount (000)		U.S. $ Value

Series 2019 5.00%, 05/15/2038	$	2,205	$2,308,139
Tri-County Metropolitan Transportation District of Oregon (Tri-County Metropolitan Transportation District of Oregon) Series 2018-A 5.00%, 10/01/2028		2,335	2,448,433
Umatilla County School District No. 6R Umatilla (Umatilla County School District No. 6R Umatilla) Series 2023-B
Zero Coupon, 06/15/2043		2,000	884,549

			23,573,481

Other – 1.2%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2021-ML10) Series 2021-ML10, Class ACA 2.046%, 06/25/2038		1,882	1,565,696
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2021-ML12) Series 2021-ML12, Class AUS 2.34%, 07/25/2041		7,147	5,883,571
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2022-ML13) Series 2022-ML13, Class XCA 0.959%, 07/25/2036(f)		1,934	103,645
Series 2022-ML13, Class XUS 0.985%, 09/25/2036(f)		3,595	240,803
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML21) Series 2024-ML21, Class AUS 4.519%, 08/25/2041		8,327	8,428,712
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML22) Series 2024-ML22, Class AUS 4.547%, 10/25/2040		988	1,008,962
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML23) Series 2024-ML23, Class AUS 4.564%, 04/25/2042(a)		2,088	2,105,717
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML24) Series 2024-ML24, Class AUS 4.156%, 05/25/2041		10,453	10,329,617
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLM) 4.759%, 08/25/2041		9,940	10,263,484

	Principal Amount (000)		U.S. $ Value

Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) Series 2025-M 4.095%, 11/25/2042	$	6,468	$6,344,896
4.497%, 06/25/2042		3,997	4,053,638
4.837%, 03/25/2042		10,000	10,466,171
New Hampshire Business Finance Authority (NFA 2022-2) Series 2022-2, Class X 0.675%, 10/01/2036(f)		9,559	394,245

			61,189,157

Pennsylvania – 4.6%
Allegheny County Hospital Development Authority (UPMC Obligated Group) Series 2022 4.02% (RFUCCT1Y + 0.70%), 11/15/2047(b)		10,000	9,910,207
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2024 7.00%, 06/30/2039		1,000	805,026
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.00%, 10/15/2032(a)		875	886,607
City of Philadelphia PA (City of Philadelphia PA) Series 2017-A 5.00%, 08/01/2028		12,310	12,738,814
Series 2019-A 5.00%, 08/01/2026		1,420	1,439,049
Series 2025-A 5.00%, 08/01/2042		4,500	4,957,585
City of Philadelphia PA Airport Revenue (City of Philadelphia PA Airport Revenue) Series 2021 5.00%, 07/01/2028		10,350	10,873,064
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) AG Series 2022 4.00%, 07/01/2038		10,000	10,043,272
4.00%, 07/01/2039		10,000	9,941,960
Lancaster Municipal Authority (Garden Spot Village Obligated Group) Series 2024 5.00%, 05/01/2031		210	225,944
5.00%, 05/01/2032		300	325,321
5.00%, 05/01/2033		400	435,782
5.00%, 05/01/2034		420	456,738
5.00%, 05/01/2044		1,300	1,315,224
Montgomery County Higher Education & Health Authority (HumanGood Pennsylvania Obligated Group)
Series 2017

	Principal Amount (000)		U.S. $ Value

5.00%, 12/01/2027	$	965	$981,575
5.00%, 12/01/2032		2,750	2,807,134
Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2026		1,400	1,419,995
5.00%, 09/01/2027		1,750	1,813,402
5.00%, 09/01/2028		1,500	1,584,657
5.00%, 09/01/2029		3,000	3,167,249
5.00%, 09/01/2030		3,000	3,162,746
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) Series 2022 5.50%, 06/30/2038		3,350	3,644,603
5.50%, 06/30/2039		5,455	5,871,956
5.50%, 06/30/2040		5,000	5,341,007
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2026		8,540	8,607,222
5.00%, 12/31/2026		4,500	4,536,063
5.00%, 06/30/2027		12,450	12,548,345
5.00%, 12/31/2027		6,000	6,046,699
5.00%, 06/30/2028		10,790	10,859,702
5.00%, 12/31/2028		8,910	8,965,798
5.00%, 06/30/2042		1,015	1,016,065
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 4.02% (MUNIPSA + 0.70%), 11/15/2047(b)		15,140	15,069,346
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson University Obligated Group) Series 2024 4.00%, 11/01/2042		2,000	1,866,793
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group) Series 2017 4.00%, 08/15/2042		2,720	2,638,400
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission) Series 2016-A 5.00%, 12/01/2041		5,000	5,032,077
Series 2017-B 5.00%, 06/01/2028		7,025	7,266,524
5.00%, 06/01/2030		6,255	6,467,426
Series 2019 5.00%, 12/01/2029		8,000	8,564,508
Series 2022-A 5.00%, 12/01/2036		1,000	1,123,285

	Principal Amount (000)		U.S. $ Value

Series 2024 5.00%, 12/01/2038	$	2,100	$2,380,609

Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2030		655	675,649
5.00%, 08/01/2040		3,445	3,477,235
Philadelphia Authority for Industrial Development (St. Joseph’s University) Series 2020 5.00%, 11/01/2027		835	862,894
5.00%, 11/01/2028		1,000	1,052,918
5.00%, 11/01/2029		1,000	1,069,338
5.00%, 11/01/2030		1,750	1,866,422
5.00%, 11/01/2031		1,685	1,791,740
5.00%, 11/01/2032		1,810	1,919,549
5.00%, 11/01/2033		1,750	1,851,114
5.00%, 11/01/2034		2,110	2,227,448
Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority) AG Series 2023-C 3.439% (SOFR + 0.80%), 09/01/2040(a) (b)		26,000	25,789,910
School District of Philadelphia (The) (School District of Philadelphia/The) Series 2023-A 5.25%, 09/01/2038		2,000	2,247,754
5.25%, 09/01/2039		3,695	4,124,798

			246,094,548

Puerto Rico – 0.4%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A Zero Coupon, 07/01/2033		1,346	974,256
5.625%, 07/01/2029		1,982	2,100,071
Series 2022-C Zero Coupon, 11/01/2043		3,591	2,298,272
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2021-C 3.50%, 07/01/2026(a)		2,000	1,975,574
3.75%, 07/01/2027(a)		2,000	1,936,218
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AG Series 2007-V 5.25%, 07/01/2031		5,150	5,263,703
Puerto Rico Housing Finance Authority (El Mirador LLC) Series 2023 5.00%, 03/01/2027		2,250	2,256,573

	Principal Amount (000)		U.S. $ Value

Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.50%, 01/01/2041	$	2,000	$2,289,344

			19,094,011

Rhode Island – 0.0%
Providence Public Building Authority (City of Providence RI Lease) AG Series 2020-A 5.00%, 09/15/2032		2,195	2,342,859

South Carolina – 2.8%
Kershaw County School District/SC (Kershaw County School District/SC) Series 2018-A 5.00%, 03/01/2029		2,000	2,077,387
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2023 5.25%, 02/01/2054		50,000	54,052,630
Series 2023-B 4.419% (SOFR + 1.90%), 02/01/2054(b)		18,000	18,769,273
Patriots Energy Group Financing Agency (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 10/01/2054		7,460	7,971,308
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health) Series 2025 5.25%, 11/01/2043		3,500	3,822,234
South Carolina Jobs-Economic Development Authority (Connexion Communities Obligated Group) Series 2025 6.25%, 10/15/2042(a)		2,000	2,007,280
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.00%, 06/01/2031(c) (d) (e)		1,445	158,950
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 4.00%, 11/01/2042		2,890	2,783,362
5.00%, 11/01/2034		10,000	11,423,166
5.00%, 11/01/2039		18,615	20,432,753
South Carolina Jobs-Economic Development Authority (Prisma Health Obligated Group) Series 2018 5.00%, 05/01/2038		7,500	7,738,932
South Carolina Jobs-Economic Development Authority (Rolling Green Village) Series 2025 4.00%, 12/01/2030		1,990	1,998,436

	Principal Amount (000)		U.S. $ Value

South Carolina Ports Authority (South Carolina Ports Authority) Series 2018 5.00%, 07/01/2031	$	1,945	$2,031,271
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2016-A 5.00%, 12/01/2030		1,435	1,448,053
5.00%, 12/01/2034		1,000	1,007,914
Series 2020-A 5.00%, 12/01/2043		1,800	1,841,871
Series 2021-B 5.00%, 12/01/2043		6,350	6,540,719
Series 2024-B 4.125%, 12/01/2044		1,200	1,140,497
Series 2025-B 5.00%, 12/01/2044		3,695	3,905,848

			151,151,884

South Dakota – 0.1%
South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group) Series 2017 5.00%, 09/01/2029		3,400	3,502,998
5.00%, 09/01/2030		3,625	3,731,822

			7,234,820

Tennessee – 1.9%
City of Memphis TN (City of Memphis TN) Series 2024-B 5.00%, 04/01/2041		7,040	7,652,179
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2024 5.00%, 07/01/2034		5,500	6,235,996
Metropolitan Government of Nashville & Davidson County TN (Metropolitan Govt of Nashville & Davidson County TN) Series 2024-C 5.00%, 01/01/2041		5,570	6,122,326
Metropolitan Nashville Airport Authority (The) (Metropolitan Nashville Airport Authority/The) Series 2022-B 5.50%, 07/01/2039		2,500	2,759,867
Tennergy Corp./TN (Nomura Holdings, Inc.) Series 2022-A 5.50%, 10/01/2053		21,150	22,685,911
Tennessee Energy Acquisition Corp. (Goldman Sachs Group) Series 2023-A 5.00%, 05/01/2053		43,555	44,778,769
Tennessee Energy Acquisition Corp. (Pacific Life Insurance) Series 2025-A 5.00%, 12/01/2035		10,000	10,752,896

			100,987,944

	Principal Amount (000)		U.S. $ Value

Texas – 6.3%
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools) Series 2024 4.125%, 06/15/2034(a)	$	850	$848,352
Series 2025 5.00%, 06/15/2035(a)		1,000	1,053,308
Arlington Higher Education Finance Corp. (Cypress Christian School) Series 2024-2 5.75%, 06/01/2043(a)		2,000	2,033,089
Arlington Higher Education Finance Corp. (Magellan School/The) Series 2022 6.00%, 06/01/2042(a)		1,000	1,024,506
Board of Regents of the University of Texas System (Board of Regents of the University of Texas System) Series 2022-A 4.00%, 08/15/2042		1,895	1,900,564
Central Texas Turnpike System (Central Texas Turnpike System) Series 2024-A 5.00%, 08/15/2038		3,100	3,471,204
City of Arlington TX (City of Arlington TX) Series 2024-A 5.00%, 08/15/2026		3,795	3,852,626
City of Austin TX Airport System Revenue (City of Austin TX Airport System Revenue) Series 2022 5.00%, 11/15/2039		2,260	2,404,991
City of Dallas TX (City of Dallas TX) Series 2023-A 5.00%, 02/15/2039		2,000	2,208,688
5.00%, 02/15/2043		6,700	7,148,703
Series 2024-B 5.00%, 02/15/2027		7,305	7,504,960
City of El Paso TX Water & Sewer Revenue (City of El Paso TX Water & Sewer Revenue) Series 2022 5.00%, 03/01/2037		4,275	4,621,158
5.00%, 03/01/2039		3,880	4,157,171
City of Frisco TX (City of Frisco TX) Series 2024 5.00%, 02/15/2042		1,140	1,232,823
City of Houston TX Airport System Revenue (City of Houston TX Airport System Revenue) Series 2018-C 5.00%, 07/01/2029		2,450	2,569,462

	Principal Amount (000)		U.S. $ Value

Series 2021-A 4.00%, 07/01/2041	$	1,140	$1,086,318
Series 2025-A 5.00%, 07/01/2033		5,710	6,354,245
5.00%, 07/01/2035		8,000	8,991,302
5.25%, 07/01/2036		4,000	4,547,722
5.25%, 07/01/2037		2,000	2,257,304
5.25%, 07/01/2038		2,285	2,559,869
AG Series 2023 5.00%, 07/01/2032		12,095	13,415,839
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2018 5.00%, 07/15/2028		9,135	9,385,849
Series 2024-B 5.50%, 07/15/2036		5,495	6,003,772
5.50%, 07/15/2039		3,715	3,986,725
City of Houston TX Combined Utility System Revenue (City of Houston TX Combined Utility System Revenue) Series 2018-D 5.00%, 11/15/2043		5,720	5,877,766
City of San Antonio TX Electric & Gas Systems Revenue (City of San Antonio TX Electric & Gas Systems Revenue) Series 2024-A 5.25%, 02/01/2043		5,000	5,465,869
County of Harris TX (County of Harris TX) Series 2025-A 5.00%, 09/15/2026		5,500	5,595,620
5.00%, 09/15/2027		3,515	3,664,557
Dallas Fort Worth International Airport (Dallas Fort Worth Intl Airport) Series 2023-C 5.00%, 11/01/2028		6,500	6,862,434
5.00%, 11/01/2032		5,500	6,083,366
Series 2025-A 5.25%, 11/01/2038		11,950	13,370,850
Denton Independent School District (Prerefunded - US Govt Agencies) Series 2016 5.00%, 08/15/2027		1,220	1,223,240
El Paso County Hospital District (El Paso County Hospital District) AG Series 2024 5.00%, 08/15/2039		5,000	5,473,385
5.00%, 08/15/2040		2,000	2,164,178
Grand Parkway Transportation Corp. (Grand Parkway Transportation) Series 2013 5.80%, 10/01/2045(i)		4,000	4,216,209

	Principal Amount (000)		U.S. $ Value

Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2022
4.17% (MUNIPSA + 0.85%), 07/01/2049(b)	$	7,545	$7,545,435
Series 2024 5.00%, 07/01/2034		3,875	4,471,772
5.00%, 07/01/2036		7,300	8,288,478
Harris County Hospital District (Harris County Hospital District) Series 2016 5.00%, 02/15/2027		2,465	2,470,480
Harris County Housing Finance Corp. (Kobayashi Baypointe Apartments) Series 2025 2.95%, 09/01/2043		2,000	1,995,603
Hidalgo County Regional Mobility Authority (Hidalgo County Regional Mobility Authority) Series 2022-A 5.00%, 12/01/2028		200	208,802
5.00%, 12/01/2029		500	528,450
5.00%, 12/01/2030		500	534,874
5.00%, 12/01/2031		500	540,086
5.00%, 12/01/2032		795	855,488
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2026		600	605,223
5.00%, 10/15/2029		600	604,560
5.00%, 10/15/2030		1,000	1,007,211
5.00%, 10/15/2031		1,020	1,026,850
Leander Independent School District (Leander Independent School District) Series 2016-A Zero Coupon, 08/16/2042		2,000	962,274
Legacy Denton Public Facility Corp. (LDG Vintage Ranch LP) Series 2022 5.00%, 04/01/2043		15,000	15,074,419
Longview Independent School District (Prerefunded - US Treasuries) Series 2017 4.00%, 02/15/2037		2,130	2,177,779
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)		9,970	9,971,385
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas Obligated Group) Series 2017-A 5.00%, 08/15/2026		2,000	2,026,393
5.00%, 08/15/2028		2,750	2,848,800
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2035		1,300	1,290,998
Series 2022 4.00%, 01/01/2032		840	791,429
4.00%, 01/01/2037		1,155	1,047,251

	Principal Amount (000)		U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (Prerefunded - Others) Series 2017-A 5.00%, 04/01/2028	$	1,130	$1,164,956
New Hope Cultural Education Facilities Finance Corp. (SLF CHP LLC) Series 2025 5.75%, 07/01/2035(a)		1,500	1,528,703
6.25%, 07/01/2045(a)		1,155	1,128,854
North Texas Tollway Authority (North Texas Tollway Authority) Series 2024-B 5.00%, 01/01/2034		23,690	27,193,547
Plano Independent School District (Plano Independent School District) Series 2025 5.00%, 02/15/2027		11,000	11,308,499
Port of Beaumont Industrial Development Authority (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2021 4.10%, 01/01/2028(a)		6,575	5,987,717
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 5.00%, 01/01/2039(a)		1,285	1,267,369
10.00%, 07/01/2026(a)		2,000	2,007,791
Rockwall Independent School District (Rockwall Independent School District) Series 2018 5.00%, 02/15/2043		3,000	3,065,776
State of Texas (State of Texas) Series 2021-B 4.00%, 08/01/2026		2,335	2,337,416
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources Obligated Group) Series 2025 5.00%, 11/15/2064		5,000	5,581,082
Series 2025-A 5.00%, 11/15/2038		4,650	5,233,992
5.00%, 11/15/2040		4,650	5,134,395
Texas Department of Transportation State Highway Fund (Texas Dept. of Transportation State Highway Fund) Series 2016-A 5.00%, 10/01/2026		7,210	7,344,442
Texas Municipal Gas Acquisition & Supply Corp. II (JPMorgan Chase & Co.) Series 2007 3.54% (CME Term SOFR 3 Month + 1.05%), 09/15/2027(b)		1,430	1,433,460

	Principal Amount (000)		U.S. $ Value

Series 2012-C 3.32% (CME Term SOFR 3 Month + 0.86%), 09/15/2027(b)	$	2,890	$2,892,598
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055		7,500	8,093,904
Texas Municipal Gas Acquisition & Supply Corp. VI (Bank of America Corp.) Series 2025 5.00%, 01/01/2036		3,200	3,424,552
Texas State University System (Texas State University System) Series 2024 5.00%, 03/15/2042		2,900	3,140,342
University of Houston (University of Houston) Series 2020-A 5.00%, 02/15/2027		4,000	4,110,344
Series 2022-A 5.00%, 02/15/2040		1,750	1,880,713

			336,752,516

Utah – 1.3%
City of Salt Lake City UT Airport Revenue (City of Salt Lake City UT Airport Revenue) Series 2021-A 4.00%, 07/01/2040		2,615	2,573,090
5.00%, 07/01/2029		3,365	3,596,099
5.00%, 07/01/2030		7,670	8,328,160
Series 2023-A 5.00%, 07/01/2032		9,270	10,265,101
5.00%, 07/01/2034		4,850	5,404,347
Series 2025-A 5.00%, 07/01/2035		1,705	1,926,585
5.00%, 07/01/2036		1,255	1,409,264
BAM Series 2018-A 5.00%, 07/01/2043		17,000	17,208,163
Grapevine Wash Local District (Grapevine Wash Local District Assessment Area No. 1) Series 2024-A 5.25%, 12/01/2044(a)		1,600	1,579,700
Intermountain Power Agency (Intermountain Power Agency) Series 2022-A 5.00%, 07/01/2028		3,500	3,700,109
5.00%, 07/01/2042		2,360	2,487,989
Series 2023 5.00%, 07/01/2039		5,000	5,452,730
Series 2024-A 5.00%, 07/01/2039		2,915	3,214,628
Mida Mountain Village Public Infrastructure District (Mida Mountain Village Public Infrastructure District)
Series 2025-1 5.25%, 06/01/2045(a)		1,135	1,140,166

	Principal Amount (000)		U.S. $ Value

Utah Transit Authority (Utah Transit Authority Sales Tax) Series 2015-A 5.00%, 06/15/2026	$	1,305	$1,307,343
AG Series 2006-C 5.25%, 06/15/2032		1,590	1,786,976

			71,380,450

Virginia – 1.1%
County of Chesterfield VA (County of Chesterfield VA) Series 2025-B 5.00%, 01/01/2027		6,150	6,305,447
County of Loudoun VA (County of Loudoun VA) Series 2022-A 5.00%, 12/01/2026		9,295	9,509,377
Federal Home Loan Mortgage Corp. VA FEDMFH (FMMV M042) Series M042, Class A 2.60%, 11/15/2033		9,010	7,878,230
Federal Home Loan Mortgage Corp. VA FEDMFH (FMMV M051) Series M051, Class A 2.65%, 06/15/2035		4,570	3,898,968
Federal Home Loan Mortgage Corp. VA FEDMFH (Freddie Mac Multifamily Variable Rate Certificate) Series M046, Class A 2.625%, 06/15/2035		9,080	8,029,895
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group) Series 2023 5.375%, 09/01/2029		1,000	1,011,434
Virginia College Building Authority (Washington & Lee University) Series 2021 3.00%, 01/01/2040		4,345	3,546,658
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo) Series 2022 4.00%, 07/01/2030		2,000	2,046,330
4.00%, 01/01/2032		5,030	5,167,100
Virginia Small Business Financing Authority (National Senior Communities Obligated Group) Series 2020 5.00%, 01/01/2029		1,400	1,468,609
5.00%, 01/01/2030		1,650	1,738,686
5.00%, 01/01/2031		1,250	1,317,307
5.00%, 01/01/2033		1,750	1,840,727
5.00%, 01/01/2034		1,600	1,680,921
5.00%, 01/01/2035		1,570	1,647,405

			57,087,094

	Principal Amount (000)		U.S. $ Value

Washington – 2.6%
Central Puget Sound Regional Transit Authority (Central Puget Sound Regional Transit Authority Sales & Use Tax) Series 2009-2 5.491%, 11/01/2039	$	5,000	$5,139,134
Energy Northwest (Bonneville Power Administration) Series 2021 5.00%, 07/01/2040		5,120	5,503,676
Port of Seattle WA (Port of Seattle WA) Series 2018-A 5.00%, 05/01/2038		4,015	4,077,460
Series 2019 5.00%, 04/01/2034		1,000	1,050,785
Series 2021 4.00%, 08/01/2041		5,000	4,854,474
5.00%, 08/01/2033		5,000	5,464,970
Series 2022 5.00%, 08/01/2042		5,000	5,221,935
Series 2024 5.25%, 07/01/2043		4,140	4,436,010
Series 2025-B 5.00%, 10/01/2029		2,100	2,250,349
5.00%, 10/01/2030		1,730	1,884,194
5.00%, 10/01/2033		7,430	8,362,296
5.00%, 10/01/2036		1,140	1,285,224
5.00%, 10/01/2037		7,500	8,379,631
5.00%, 10/01/2038		4,000	4,437,811
5.00%, 10/01/2039		3,445	3,793,127
Port of Tacoma WA (Port of Tacoma WA) Series 2016-B 5.00%, 12/01/2037		6,835	6,870,323
5.00%, 12/01/2038		6,775	6,801,574
Spokane County School District No. 81 Spokane (Spokane County School District No. 81 Spokane) Series 2012 3.00%, 12/01/2031		10,000	9,964,720
State of Washington (State of Washington) Series 2017 5.00%, 08/01/2030		5,440	5,647,884
Series 2023-R 5.00%, 02/01/2026		7,575	7,589,965
Vancouver Housing Authority (Vancouver Housing Authority) Series 2025 4.25%, 02/01/2038		2,175	2,236,993
Washington Health Care Facilities Authority (CommonSpirit Health Obligated Group) Series 2017 5.00%, 08/15/2027		2,175	2,244,331
5.00%, 08/15/2028		3,700	3,807,923
5.00%, 08/15/2030		8,005	8,237,868
Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences) Series 2023 5.875%, 07/01/2043(a)		2,025	2,165,702

	Principal Amount (000)		U.S. $ Value

Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035	$	4,589	$4,462,664
Series 2021-1, Class X 0.727%, 12/20/2035(f)		3,029	113,349
Washington State Housing Finance Commission (WSHFC 2023-1) Series 2023-1, Class X 1.451%, 04/20/2037(f)		9,786	938,580
Washington State Housing Finance Commission (WSHFC 2024-1) Series 2024-1, Class A 4.084%, 03/01/2050		3,273	3,209,583
Washington State Housing Finance Commission (WSHFC 2025-1) Series 2025-1, Class A1 3.947%, 08/20/2063		6,479	6,233,133

			136,665,668

West Virginia – 0.2%
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV) Series 2020 4.875%, 06/01/2049		10,625	10,082,525

Wisconsin – 2.4%
State of Wisconsin (Prerefunded - US Treasuries) Series 2019-A 5.00%, 05/01/2027		12,500	12,917,915
5.00%, 05/01/2028		12,000	12,401,198
University of Wisconsin Hospitals & Clinics (University of Wisconsin Hospitals & Clinics Authority Obligated Group) Series 2024-B 5.00%, 04/01/2054		10,000	11,005,494
Wisconsin Center District (Wisconsin Center District) AG Series 2020-C Zero Coupon, 12/15/2028		1,075	984,002
Zero Coupon, 12/15/2030		2,140	1,836,336
Zero Coupon, 12/15/2032		2,800	2,237,241
Zero Coupon, 12/15/2034		2,500	1,837,030
Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group) Series 2022 3.50% (MUNIPSA + 0.18%), 08/15/2054(b)		4,000	3,983,522
Series 2023 5.00%, 08/15/2054		5,000	5,049,655
Wisconsin Health & Educational Facilities Authority (Chiara Housing & Services Obligated Group) Series 2024 5.00%, 07/01/2035		1,060	1,082,351

	Principal Amount (000)		U.S. $ Value

Wisconsin Health & Educational Facilities Authority (Gundersen Lutheran Obligated Group)
Series 2021 4.00%, 10/15/2034	$	2,500	$2,582,591
4.00%, 10/15/2035		1,000	1,027,934
Wisconsin Health & Educational Facilities Authority (Hospital Sisters Services Obligated Group) Series 2025 5.00%, 08/15/2030		9,380	10,242,023
Wisconsin Public Finance Authority (Absolute Awakenings) Series 2025-A 7.00%, 01/01/2045(a)		1,465	1,553,482
Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(a)		2,000	926,651
Wisconsin Public Finance Authority (Carmelite System Obligated Group) Series 2020 5.00%, 01/01/2040		3,750	3,820,838
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2042		2,000	2,046,484
5.50%, 02/01/2042(a)		6,955	7,220,952
Wisconsin Public Finance Authority (Duke Energy Progress LLC) Series 2022 3.30%, 10/01/2046		5,315	5,322,193
Wisconsin Public Finance Authority (Heritage Bend Project) Series 2025 Zero Coupon, 12/15/2042(a)		5,520	1,696,146
Wisconsin Public Finance Authority (Lackland Project) Series 2024 Zero Coupon, 02/01/2031		1,361	959,517
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(a)		342	261,756
Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.50%, 07/01/2044		1,800	1,868,504
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042		6,000	6,087,154
Wisconsin Public Finance Authority (Signorelli Projects) Series 2024 5.375%, 12/15/2032(a)		2,042	2,040,723
Wisconsin Public Finance Authority (Southeast Overtown Park West Community Redevelopment Agency) Series 2024 5.00%, 06/01/2041(a)		1,000	1,016,132

	Principal Amount (000)		U.S. $ Value

Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2021 4.00%, 02/01/2035	$	615	$571,101
4.00%, 02/01/2036		3,335	3,062,796
4.00%, 02/01/2038		3,575	3,205,014
4.00%, 02/01/2040		3,945	3,433,297
Series 2022 5.00%, 02/01/2031		3,375	3,416,920
5.00%, 02/01/2032		2,545	2,575,651
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2026(a)		3,605	3,636,283
5.00%, 10/01/2029(a)		835	871,362
Wisconsin Public Finance Authority (Waterstone Projects) Series 2024 5.50%, 12/15/2038(a)		1,300	1,303,475
Wisconsin Public Finance Authority (Wisconsin Public Finance Authority-MF Affordable Housing) Series 2024-1 4.10%, 09/25/2039		3,056	3,094,352

			127,178,075

Total Long-Term Municipal Bonds (cost $4,679,445,048)			4,685,259,891

Short-Term Municipal Notes – 8.7%
Arizona – 0.1%
Arizona Health Facilities Authority (Banner Health Obligated Group) Series 2017-C 2.55%, 01/01/2046(k)		2,785	2,785,000

California – 0.8%
Anaheim Housing & Public Improvements Authority (City of Anaheim CA Water System Revenue) Series 2024, Class A 2.00%, 10/01/2054(k)		7,170	7,170,000
Bay Area Toll Authority (Bay Area Toll Authority) Series 2024 1.70%, 04/01/2059(k)		4,500	4,500,000
City of Los Angeles CA (City of Los Angeles CA) Series 2025 5.00%, 06/25/2026		23,785	24,106,326
Irvine Ranch Water District (Irvine Ranch Water District) Series 2025-A 2.00%, 10/01/2041(k)		5,025	5,025,000

	Principal Amount (000)		U.S. $ Value

Nuveen California AMT-Free Quality Municipal Income Fund (Nuveen California AMT-Free Quality Municipal Income Fund) Series 2017 3.77%, 10/01/2047(a) (k)	$	5,000	$5,000,000

			45,801,326

Colorado – 0.9%
Colorado Educational & Cultural Facilities Authority (Michael Ann Russell Jewish Community Center) Series 2012 2.55%, 01/01/2039(k)		5,025	5,025,000
Colorado Health Facilities Authority (Children’s Hospital Colorado Obligated Group) Series 2020 2.55%, 12/01/2052(k)		7,500	7,500,000
Colorado State Education Loan Program (Colorado State Education Loan Program) Series 2025 5.00%, 06/30/2026		34,100	34,508,648

			47,033,648

District of Columbia – 0.2%
District of Columbia (MedStar Health Obligated Group) Series 2017-A 2.55%, 08/15/2038(k)		11,675	11,675,000

Florida – 0.9%
County of Miami-Dade FL Water & Sewer System Revenue (County of Miami-Dade FL Water & Sewer System Revenue) Series 2025-B 5.00%, 10/01/2026		8,600	8,753,924
Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2020 2.50%, 11/15/2042(k)		19,765	19,765,000
School Board of Miami-Dade County (The) (School Board of Miami-Dade County/The) Series 2025 4.00%, 01/07/2026		21,890	21,893,257

			50,412,181

Idaho – 0.1%
Idaho Health Facilities Authority (St. Luke’s Health System Obligated Group/ID) Series 2018-C 2.60%, 03/01/2048(k)		5,025	5,025,000

Illinois – 0.1%
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2018 2.48%, 11/15/2037(k)		5,000	5,000,000

	Principal Amount (000)		U.S. $ Value

Illinois Finance Authority (University of Chicago Medical Center Obligated Group) Series 2024 2.45%, 08/01/2044(k)	$	1,850	$1,850,000

			6,850,000

Kentucky – 0.0%
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016-B 2.55%, 10/01/2039(k)		1,950	1,950,000

Massachusetts – 0.4%
City of Quincy MA (City of Quincy MA) Series 2025 5.00%, 09/29/2026		19,025	19,368,116

Michigan – 0.2%
Grand Traverse County Hospital Finance Authority (Munson Healthcare Obligated Group) Series 2019 2.45%, 07/01/2041(k)		7,175	7,175,000
Green Lake Township Economic Development Corp. (Interlochen Center for the Arts) Series 2023 2.55%, 06/01/2034(k)		3,500	3,500,000

			10,675,000

Missouri – 0.0%
Health & Educational Facilities Authority of the State of Missouri (St. Louis University/US) Series 2013-B 2.40%, 10/01/2035(k)		1,300	1,300,000

New Jersey – 0.4%
City of Hoboken NJ (City of Hoboken NJ) Series 2025-A 4.00%, 03/10/2026		15,825	15,864,721
Jersey City Redevelopment Agency (Jersey City Redevelopment Agency) Series 2025 5.00%, 12/09/2026		3,360	3,424,655

			19,289,376

New York – 1.8%
City of Rochester NY (City of Rochester NY) Series 2025-I 4.00%, 07/30/2026		15,000	15,124,731

	Principal Amount (000)		U.S. $ Value

Connetquot Central School District of Islip (Connetquot Central School District of Islip) Series 2025 4.00%, 06/18/2026	$	9,000	$9,061,831
County of Suffolk NY (County of Suffolk NY) Series 2025 4.00%, 07/24/2026		10,000	10,085,023
Town of Oyster Bay NY (Town of Oyster Bay NY) Series 2025 4.00%, 03/06/2026		11,330	11,357,974
4.00%, 08/21/2026		26,210	26,452,138
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2018-2 2.60%, 01/01/2031(k)		3,500	3,500,000
Series 2025 4.30% (MUNIPSA + 0.98%), 05/01/2026(b)		15,400	15,400,000
5.00%, 05/15/2026		4,875	4,920,897

			95,902,594

Ohio – 0.3%
County of Montgomery OH (Premier Health Partners Obligated Group) Series 2019 2.50%, 11/15/2045(k)		14,535	14,535,000

Oregon – 0.2%
Oregon State Facilities Authority (PeaceHealth Obligated Group) Series 2018-A 2.55%, 08/01/2034(k)		8,500	8,500,000

Other – 0.5%
Nuveen AMT-Free Municipal Credit Income Fund (Nuveen AMT-Free Municipal Credit Income Fund) Series 2019 3.77%, 03/01/2029(k)		12,955	12,955,000
Nuveen AMT-Free Quality Municipal Income Fund (Nuveen AMT-Free Quality Municipal Income Fund) Series 2021 3.77%, 03/01/2029(k)		15,515	15,515,000

			28,470,000

Pennsylvania – 0.1%
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson University Obligated Group) Series 2024 2.55%, 11/01/2061(k)		3,690	3,690,000

South Carolina – 1.4%
Berkeley County School District (Berkeley County School District) Series 2025-A 5.00%, 06/01/2026		12,000	12,115,170

	Principal Amount (000)		U.S. $ Value

Clover School District No. 2 (Clover School District No. 2) Series 2025 5.00%, 10/01/2026	$	15,860	$16,154,241
Orangeburg County School District (Orangeburg County School District) Series 2025 5.00%, 08/13/2026		25,000	25,367,470
South Carolina Association of Governmental Organizations (South Carolina Association of Governmental Organizations) Series 2025-B 5.00%, 03/02/2026		21,745	21,832,882

			75,469,763

Texas – 0.0%
Frisco Independent School District (Frisco Independent School District) Series 2025-B 5.00%, 02/15/2026		1,830	1,835,486
Tarrant County Housing Finance Corp. (One Oaklake VIII LLC) Series 2003 3.40%, 02/15/2036(k)		245	245,000

			2,080,486

Virginia – 0.3%
Hampton Roads Sanitation District (Hampton Roads Sanitation District) Series 2025-A 5.00%, 07/15/2026		14,500	14,691,282

Total Short-Term Municipal Notes (cost $465,337,552)			465,503,772

Total Municipal Obligations (cost $5,144,782,600)			5,150,763,663

CORPORATES - INVESTMENT GRADE – 0.8%
Industrial – 0.8%
Consumer Non-Cyclical – 0.7%
Baylor Scott & White Holdings Series 2021 1.777%, 11/15/2030		5,000	4,479,250
Hackensack Meridian Health, Inc. Series 2020 2.675%, 09/01/2041		7,000	5,083,260
Novant Health, Inc. 2.637%, 11/01/2036		19,100	15,237,598
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		10,000	8,562,900

	Principal Amount (000)		U.S. $ Value

Sutter Health Series 20A 3.161%, 08/15/2040	$	4,000	$3,161,480

			36,524,488

Transportation - Airlines – 0.1%
United Airlines, Inc. 4.375%, 04/15/2026(a)		5,000	4,997,150
4.625%, 04/15/2029(a)		2,300	2,287,304

			7,284,454

Total Corporates - Investment Grade (cost $52,297,690)			43,808,942

CORPORATES - NON-INVESTMENT GRADE – 0.1%
Industrial – 0.1%
Communications - Media – 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(a) (cost $7,730,000)		7,730	6,581,090

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.1%
Agency CMBS – 0.1%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2021-ML10, Class AUS 2.032%, 01/25/2038 (cost $4,863,273)		4,721	3,807,197

ASSET-BACKED SECURITIES – 0.1%
Autos - Fixed Rate – 0.1%
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a) (cost $2,295,114)		2,295	2,318,694

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Risk Share Floating Rate – 0.0%
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C01, Class 1M2 10.739% (CME Term SOFR + 6.86%), 08/25/2028(b) (cost $81,019)		79	79,823

Total Investments – 97.5% (cost $5,212,049,696)(l)			5,207,359,409
Other assets less liabilities – 2.5%			135,166,416

Net Assets – 100.0%			$5,342,525,825

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 45, 5 Year Index, 12/20/2030*	(5.00)%	Quarterly	3.16%	USD	65,440	$(5,084,240)	$(4,640,896)	$(443,344)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	83,000	10/15/2029	2.569%	CPI#	Maturity	$(362,488)	$—	$(362,488)
USD	81,000	10/15/2029	2.485%	CPI#	Maturity	(23,864)	—	(23,864)

						$(386,352)	$—	$(386,352)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	21,100	10/15/2029	1 Day SOFR	3.785%	Annual	$284,408	$—	$284,408
USD	38,000	10/15/2030	1 Day SOFR	4.092%	Annual	1,070,953	—	1,070,953
USD	57,300	07/30/2032	1 Day SOFR	3.712%	Annual	306,803	—	306,803
USD	15,600	07/30/2032	1 Day SOFR	3.700%	Annual	71,261	—	71,261
USD	18,200	06/15/2034	3.543%	1 Day SOFR	Annual	294,952	1,980	292,972
USD	67,400	09/25/2035	3.587%	1 Day SOFR	Annual	1,216,283	—	1,216,283
USD	36,600	09/25/2035	3.509%	1 Day SOFR	Annual	903,172	—	903,172

						$4,147,832	$1,980	$4,145,852

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	USD	57,160	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	$2,940,415	$—	$2,940,415

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2025, the aggregate market value of these securities amounted to $352,073,265 or 6.6% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2025.
(c)	Non-income producing security.
(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.01% of net assets as of December 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.50%, 07/01/2026	06/13/2022	$2,077,317	$47,000	0.00%
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033	10/23/2020	1,905,000	381,000	0.01%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.00%, 06/01/2031	10/04/2022	1,180,754	158,950	0.00%

(e)	Defaulted.
(f)	IO - Interest Only.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Fair valued by the Adviser.
(i)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2025.
(j)	When-Issued or delayed delivery security.
(k)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(l)

As of December 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $80,794,100 and gross unrealized depreciation of investments was $(79,227,816), resulting in net unrealized appreciation of $1,566,284.

As of December 31, 2025, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.9% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

AMT – Alternative Minimum Tax (subject to)

BAM – Build American Mutual

CDX-NAHY – North American High Yield Credit Default Swap Index

CHF – Collegiate Housing Foundation

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

FHLMC – Federal Home Loan Mortgage Corporation

ID – Improvement District

MUNIPSA – Municipal Swap Index

NATL – National Interstate Corporation

OSF – Order of St. Francis

RFUCCT1Y – Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Diversified Municipal Portfolio

December 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$4,684,878,891	$381,000	$4,685,259,891
Short-Term Municipal Notes	—	465,503,772	—	465,503,772
Corporates - Investment Grade	—	43,808,942	—	43,808,942
Corporates - Non-Investment Grade	—	6,581,090	—	6,581,090
Commercial Mortgage-Backed Securities	—	3,807,197	—	3,807,197
Asset-Backed Securities	—	2,318,694	—	2,318,694
Collateralized Mortgage Obligations	—	79,823	—	79,823

Total Investments in Securities	—	5,206,978,409	381,000	5,207,359,409
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps	—	4,147,832	—	4,147,832
Interest Rate Swaps	—	2,940,415	—	2,940,415
Liabilities:
Centrally Cleared Credit Default Swaps	—	(5,084,240)	—	(5,084,240)
Centrally Cleared Inflation (CPI) Swaps	—	(386,352)	—	(386,352)

Total	$—	$5,208,596,064	$381,000	$5,208,977,064

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.